UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4118

Fidelity Securities Fund

(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2006

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Blue Chip Growth Fund

October 31, 2006

1.809076.102

BCF-QTLY-1206

Investments October 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.8%
Hotels, Restaurants & Leisure - 0.4%
McDonald's Corp.	1,853,700	$ 77,707
Household Durables - 0.3%
Sony Corp. sponsored ADR	1,287,900	52,778
Media - 2.0%
McGraw-Hill Companies, Inc.	2,354,200	151,069
News Corp. Class B	7,239,200	157,380
Omnicom Group, Inc.	857,200	86,963
Univision Communications, Inc. Class A (a)	308,100	10,802
		406,214
Multiline Retail - 2.5%
Federated Department Stores, Inc.	2,454,200	107,764
Kohl's Corp. (a)	945,800	66,773
Target Corp.	5,785,300	342,374
		516,911
Specialty Retail - 3.6%
Best Buy Co., Inc.	4,127,900	228,066
Home Depot, Inc.	6,437,700	240,319
O'Reilly Automotive, Inc. (a)	1,036,300	33,462
Staples, Inc.	7,006,600	180,700
Urban Outfitters, Inc. (a)	3,050,200	53,379
		735,926
TOTAL CONSUMER DISCRETIONARY		1,789,536
CONSUMER STAPLES - 12.1%
Beverages - 1.5%
PepsiCo, Inc.	4,909,162	311,437
Food & Staples Retailing - 4.0%
CVS Corp.	2,771,700	86,976
Safeway, Inc.	300,000	8,808
Wal-Mart Stores, Inc.	10,562,555	520,523
Walgreen Co.	4,652,600	203,226
		819,533
Food Products - 1.0%
Archer-Daniels-Midland Co.	230,000	8,855
Bunge Ltd.	147,000	9,424
Cosan SA Industria E Comercio	392,100	6,703
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Global Bio-Chem Technology Group Co. Ltd.	35,330,000	$ 10,358
Nestle SA sponsored ADR	2,031,000	174,260
		209,600
Household Products - 2.7%
Colgate-Palmolive Co.	4,145,700	265,200
Procter & Gamble Co.	4,330,630	274,519
		539,719
Personal Products - 1.3%
Avon Products, Inc.	8,798,100	267,550
Tobacco - 1.6%
Altria Group, Inc.	3,894,700	316,756
TOTAL CONSUMER STAPLES		2,464,595
ENERGY - 5.1%
Energy Equipment & Services - 3.8%
Baker Hughes, Inc.	2,573,200	177,679
Diamond Offshore Drilling, Inc.	986,000	68,261
National Oilwell Varco, Inc. (a)	144,973	8,756
Schlumberger Ltd. (NY Shares)	5,366,000	338,487
Transocean, Inc. (a)	1,269,600	92,097
Weatherford International Ltd. (a)	2,306,900	94,767
		780,047
Oil, Gas & Consumable Fuels - 1.3%
EOG Resources, Inc.	1,565,800	104,173
Tesoro Corp.	235,000	15,026
Ultra Petroleum Corp. (a)	520,000	27,752
Valero Energy Corp.	2,088,700	109,302
VeraSun Energy Corp. (d)	140,000	2,575
		258,828
TOTAL ENERGY		1,038,875
FINANCIALS - 8.6%
Capital Markets - 1.6%
E*TRADE Securities Co. Ltd. (d)	6,000	6,310
optionsXpress Holdings, Inc.	300,000	9,324
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
State Street Corp.	2,915,500	$ 187,263
UBS AG (NY Shares)	2,047,300	122,510
		325,407
Commercial Banks - 0.6%
Mizuho Financial Group, Inc.	1,896	14,768
Wells Fargo & Co.	2,839,300	103,038
		117,806
Consumer Finance - 1.8%
American Express Co.	4,787,529	276,767
Capital One Financial Corp.	541,900	42,989
SLM Corp.	1,188,300	57,846
		377,602
Diversified Financial Services - 0.0%
IntercontinentalExchange, Inc.	72,200	6,095
Insurance - 4.5%
AFLAC, Inc.	1,943,800	87,315
AMBAC Financial Group, Inc.	389,800	32,544
American International Group, Inc.	9,851,255	661,709
Hartford Financial Services Group, Inc.	115,000	10,025
Prudential Financial, Inc.	1,552,900	119,465
		911,058
Thrifts & Mortgage Finance - 0.1%
Fannie Mae	403,900	23,935
TOTAL FINANCIALS		1,761,903
HEALTH CARE - 23.5%
Biotechnology - 5.0%
Alkermes, Inc. (a)	441,300	7,414
Alnylam Pharmaceuticals, Inc. (a)(d)	287,800	5,675
Amgen, Inc. (a)	4,149,000	314,951
Amylin Pharmaceuticals, Inc. (a)	1,279,400	56,242
Biogen Idec, Inc. (a)	2,033,750	96,807
Cephalon, Inc. (a)(d)	664,500	46,635
Genentech, Inc. (a)	3,791,100	315,799
Gilead Sciences, Inc. (a)	2,114,900	145,717
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Telik, Inc. (a)	750,000	$ 14,213
Theravance, Inc. (a)	400,000	12,584
		1,016,037
Health Care Equipment & Supplies - 3.4%
Baxter International, Inc.	5,044,000	231,873
Becton, Dickinson & Co.	1,212,300	84,897
C.R. Bard, Inc.	2,654,700	217,579
Medtronic, Inc.	1,654,800	80,556
St. Jude Medical, Inc. (a)	2,386,000	81,959
		696,864
Health Care Providers & Services - 3.9%
Acibadem Saglik Hizmetleri AS	1,500,000	16,469
Cardinal Health, Inc.	2,288,575	149,787
McKesson Corp.	1,137,600	56,982
Medco Health Solutions, Inc. (a)	1,170,000	62,595
Omnicare, Inc.	1,471,800	55,752
UnitedHealth Group, Inc.	7,842,500	382,557
WellPoint, Inc. (a)	888,300	67,795
		791,937
Life Sciences Tools & Services - 1.0%
Fisher Scientific International, Inc. (a)	636,500	54,497
Millipore Corp. (a)	1,346,000	86,857
Ventana Medical Systems, Inc. (a)	250,000	10,098
Waters Corp. (a)	1,208,700	60,193
		211,645
Pharmaceuticals - 10.2%
Allergan, Inc.	1,131,200	130,654
Barr Pharmaceuticals, Inc. (a)	1,332,300	69,773
Johnson & Johnson	12,344,704	832,031
Merck & Co., Inc.	6,724,300	305,418
Nastech Pharmaceutical Co., Inc. (a)(d)(e)	2,095,100	36,853
Novartis AG sponsored ADR	3,130,500	190,115
Pfizer, Inc.	581,000	15,484
Schering-Plough Corp.	5,534,700	122,538
Wyeth	7,495,700	382,506
		2,085,372
TOTAL HEALTH CARE		4,801,855
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 9.8%
Aerospace & Defense - 3.0%
General Dynamics Corp.	1,141,000	$ 81,125
Honeywell International, Inc.	5,607,200	236,175
Rockwell Collins, Inc.	1,617,400	93,939
United Technologies Corp.	3,043,500	200,019
		611,258
Air Freight & Logistics - 0.6%
FedEx Corp.	1,080,900	123,806
Construction & Engineering - 0.8%
Fluor Corp.	1,904,700	149,386
Jacobs Engineering Group, Inc. (a)	126,000	9,518
		158,904
Electrical Equipment - 0.2%
Q-Cells AG	375,000	14,838
SolarWorld AG	250,000	13,447
Vestas Wind Systems AS (a)	360,700	10,160
		38,445
Industrial Conglomerates - 4.7%
3M Co.	1,126,800	88,837
General Electric Co.	22,775,500	799,648
Tyco International Ltd.	2,889,000	85,023
		973,508
Machinery - 0.2%
Deere & Co.	428,800	36,504
Road & Rail - 0.3%
Burlington Northern Santa Fe Corp.	915,400	70,971
TOTAL INDUSTRIALS		2,013,396
INFORMATION TECHNOLOGY - 25.0%
Communications Equipment - 4.9%
Alcatel SA sponsored ADR (d)	10,277,800	130,528
AudioCodes Ltd. (a)(e)	3,433,500	38,043
Cisco Systems, Inc. (a)	14,665,600	353,881
Corning, Inc. (a)	4,191,400	85,630
Harris Corp.	2,462,000	104,881
Juniper Networks, Inc. (a)	183,900	3,167
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
QUALCOMM, Inc.	7,129,000	$ 259,424
Sonus Networks, Inc. (a)	3,200,778	16,740
		992,294
Computers & Peripherals - 4.7%
Apple Computer, Inc. (a)	5,545,000	449,589
EMC Corp. (a)	17,433,600	213,562
Hewlett-Packard Co.	5,010,400	194,103
Intermec, Inc. (a)	1,113,373	25,162
Network Appliance, Inc. (a)	1,914,700	69,887
Rackable Systems, Inc. (a)	551,600	17,105
		969,408
Electronic Equipment & Instruments - 1.2%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	2,018,400	13,111
Jabil Circuit, Inc.	7,891,200	226,556
		239,667
Internet Software & Services - 2.7%
aQuantive, Inc. (a)	1,112,000	30,224
Google, Inc. Class A (sub. vtg.) (a)	881,800	420,081
Yahoo!, Inc. (a)	4,013,364	105,712
		556,017
IT Services - 1.2%
Affiliated Computer Services, Inc. Class A (a)	1,303,800	69,727
Cognizant Technology Solutions Corp. Class A (a)	1,316,300	99,091
Western Union Co. (a)	3,439,300	75,837
		244,655
Office Electronics - 0.0%
Zebra Technologies Corp. Class A (a)	200,000	7,454
Semiconductors & Semiconductor Equipment - 4.5%
Altera Corp. (a)	2,846,100	52,482
Applied Materials, Inc.	9,790,300	170,253
Cree, Inc. (a)(d)	704,700	15,496
Cypress Semiconductor Corp. (a)	850,000	14,272
Intel Corp.	11,241,440	239,892
KLA-Tencor Corp.	1,608,900	79,110
Marvell Technology Group Ltd. (a)	2,993,200	54,716
Microchip Technology, Inc.	2,131,800	70,200
National Semiconductor Corp.	3,962,500	96,249
PMC-Sierra, Inc. (a)	2,732,100	18,114
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Renewable Energy Corp. AS (d)	1,840,700	$ 30,553
Samsung Electronics Co. Ltd.	96,070	62,296
Silicon Laboratories, Inc. (a)	143,300	4,676
Teradyne, Inc. (a)	1,448,900	20,314
		928,623
Software - 5.8%
Autodesk, Inc. (a)	2,277,300	83,691
Business Objects SA sponsored ADR (a)	250,000	9,260
Citrix Systems, Inc. (a)	305,983	9,036
Cognos, Inc. (a)	200,000	7,296
Electronic Arts, Inc. (a)	2,025,800	107,145
Hyperion Solutions Corp. (a)	635,000	23,749
Intuit, Inc. (a)	1,955,000	69,012
Microsoft Corp.	23,091,200	662,948
Oracle Corp. (a)	10,957,400	202,383
		1,174,520
TOTAL INFORMATION TECHNOLOGY		5,112,638
MATERIALS - 2.7%
Chemicals - 2.0%
Monsanto Co.	3,896,800	172,316
Potash Corp. of Saskatchewan, Inc.	840,800	105,016
Praxair, Inc.	2,117,700	127,591
Tokuyama Corp.	551,600	6,942
		411,865
Metals & Mining - 0.7%
Allegheny Technologies, Inc. (d)	1,505,000	118,489
Oregon Steel Mills, Inc. (a)	298,700	16,249
		134,738
TOTAL MATERIALS		546,603
TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 1.7%
AT&T, Inc.	6,638,800	227,379
Cbeyond, Inc. (d)	780,778	23,689
Verizon Communications, Inc.	2,478,800	91,716
		342,784
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.6%
American Tower Corp. Class A (a)	3,452,300	$ 124,352
TOTAL TELECOMMUNICATION SERVICES		467,136
TOTAL COMMON STOCKS (Cost $16,751,933)		19,996,537
Convertible Preferred Stocks - 0.0%

INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(f)	132,000	0
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,980)		0
Money Market Funds - 2.6%

Fidelity Cash Central Fund, 5.34% (b)	420,544,559	420,545
Fidelity Securities Lending Cash Central Fund, 5.35% (b)(c)	118,267,515	118,268
TOTAL MONEY MARKET FUNDS (Cost $538,813)		538,813
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $17,292,726)		20,535,350
NET OTHER ASSETS - (0.5)%		(110,129)
NET ASSETS - 100%		$ 20,425,221
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Chorum Technologies, Inc. Series E	9/19/00	$ 1,980
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 3,178
Fidelity Securities Lending Cash Central Fund	280
Total	$ 3,458
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
AudioCodes Ltd.	$ 33,305	$ -	$ -	$ -	$ 38,043
Nastech Pharmaceutical Co., Inc.	28,514	-	-	-	36,853
Total	$ 61,819	$ -	$ -	$ -	$ 74,896
Income Tax Information

At October 31, 2006, the aggregate cost of investment securities for income tax purposes was $17,304,393,000. Net unrealized appreciation aggregated $3,230,957,000, of which $3,743,531,000 related to appreciated investment securities and $512,574,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Blue Chip Value Fund

October 31, 2006

1.809087.102

BCV-QTLY-1206

Investments October 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.8%
	Shares	Value
CONSUMER DISCRETIONARY - 7.9%
Diversified Consumer Services - 0.4%
Apollo Group, Inc. Class A (a)	37,900	$ 1,400,784
Hotels, Restaurants & Leisure - 0.7%
Gaylord Entertainment Co. (a)	15,400	716,716
McDonald's Corp.	37,000	1,551,040
		2,267,756
Household Durables - 1.1%
D.R. Horton, Inc.	19,400	454,542
KB Home	17,700	795,438
Sony Corp. sponsored ADR	32,500	1,331,850
Toll Brothers, Inc. (a)	16,700	482,797
Whirlpool Corp.	5,100	443,343
		3,507,970
Leisure Equipment & Products - 0.5%
Eastman Kodak Co.	65,200	1,590,880
Media - 2.2%
CBS Corp. Class B	16,520	478,089
Clear Channel Communications, Inc.	17,900	623,815
Clear Channel Outdoor Holding, Inc. Class A	10,500	257,775
Comcast Corp. Class A	34,600	1,407,182
Live Nation, Inc. (a)	12,100	257,246
News Corp. Class A	52,432	1,093,207
The Walt Disney Co.	64,400	2,026,024
Univision Communications, Inc. Class A (a)	16,300	571,478
Viacom, Inc. Class B (non-vtg.) (a)	9,220	358,842
		7,073,658
Multiline Retail - 1.4%
Family Dollar Stores, Inc.	15,500	456,475
Federated Department Stores, Inc.	32,100	1,409,511
Kohl's Corp. (a)	12,900	910,740
Saks, Inc.	39,000	754,260
Sears Holdings Corp. (a)	6,000	1,046,820
		4,577,806
Specialty Retail - 1.5%
Best Buy Co., Inc.	19,400	1,071,850
Circuit City Stores, Inc.	13,700	369,626
Home Depot, Inc.	35,200	1,314,016
OfficeMax, Inc.	18,200	865,956
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Staples, Inc.	18,900	$ 487,431
TJX Companies, Inc.	18,100	523,995
		4,632,874
Textiles, Apparel & Luxury Goods - 0.1%
VF Corp.	4,000	304,040
TOTAL CONSUMER DISCRETIONARY		25,355,768
CONSUMER STAPLES - 6.5%
Beverages - 1.1%
Diageo PLC sponsored ADR	20,700	1,541,529
PepsiAmericas, Inc.	23,800	486,710
The Coca-Cola Co.	31,900	1,490,368
		3,518,607
Food & Staples Retailing - 2.1%
CVS Corp.	19,400	608,772
Kroger Co.	95,200	2,141,048
Rite Aid Corp.	214,400	1,003,392
Safeway, Inc.	27,600	810,336
Wal-Mart Stores, Inc.	45,400	2,237,312
		6,800,860
Food Products - 1.0%
Hershey Co.	15,000	793,650
Nestle SA (Reg.)	6,120	2,090,584
Tyson Foods, Inc. Class A	24,500	354,025
		3,238,259
Household Products - 0.7%
Colgate-Palmolive Co.	31,600	2,021,452
Personal Products - 0.7%
Avon Products, Inc.	73,800	2,244,258
Tobacco - 0.9%
Altria Group, Inc.	36,600	2,976,678
TOTAL CONSUMER STAPLES		20,800,114
ENERGY - 13.5%
Energy Equipment & Services - 5.7%
GlobalSantaFe Corp.	29,600	1,536,240
Halliburton Co.	95,400	3,086,190
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
National Oilwell Varco, Inc. (a)	63,357	$ 3,826,763
Noble Corp.	23,400	1,640,340
Pride International, Inc. (a)	33,800	933,218
Schlumberger Ltd. (NY Shares)	26,900	1,696,852
Smith International, Inc.	82,600	3,261,048
Transocean, Inc. (a)	30,600	2,219,724
		18,200,375
Oil, Gas & Consumable Fuels - 7.8%
Apache Corp.	13,400	875,288
Chesapeake Energy Corp.	34,500	1,119,180
ConocoPhillips	81,600	4,915,584
CONSOL Energy, Inc.	47,300	1,673,947
Exxon Mobil Corp.	116,000	8,284,720
Noble Energy, Inc.	25,500	1,240,065
Occidental Petroleum Corp.	43,900	2,060,666
Quicksilver Resources, Inc. (a)	39,850	1,366,058
Ultra Petroleum Corp. (a)	30,500	1,627,785
Valero Energy Corp.	39,300	2,056,569
		25,219,862
TOTAL ENERGY		43,420,237
FINANCIALS - 28.6%
Capital Markets - 3.0%
Charles Schwab Corp.	43,232	787,687
Investors Financial Services Corp.	40,700	1,600,324
KKR Private Equity Investors, LP	38,079	843,450
KKR Private Equity Investors, LP Restricted Depository Units (e)	7,700	170,555
Morgan Stanley	33,400	2,552,762
Nomura Holdings, Inc.	47,600	838,712
State Street Corp.	18,300	1,175,409
UBS AG (NY Shares)	26,000	1,555,840
		9,524,739
Commercial Banks - 6.0%
Banco Bilbao Vizcaya Argentaria SA	58,400	1,413,280
Bank Hapoalim BM (Reg.)	143,300	714,153
HSBC Holdings PLC sponsored ADR (d)	20,900	1,995,323
Kookmin Bank sponsored ADR	9,100	722,176
Mizuho Financial Group, Inc.	93	724,376
U.S. Bancorp, Delaware	125,200	4,236,768
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Unicredito Italiano Spa	167,100	$ 1,385,509
Wachovia Corp.	124,242	6,895,431
Wells Fargo & Co.	37,200	1,349,988
		19,437,004
Consumer Finance - 0.3%
Capital One Financial Corp.	12,800	1,015,424
Diversified Financial Services - 5.2%
Bank of America Corp.	174,216	9,385,016
JPMorgan Chase & Co.	156,352	7,417,339
		16,802,355
Insurance - 9.0%
ACE Ltd.	47,780	2,735,405
American International Group, Inc.	149,700	10,055,349
Aspen Insurance Holdings Ltd.	67,100	1,665,422
Endurance Specialty Holdings Ltd.	6,100	217,465
Hartford Financial Services Group, Inc.	31,600	2,754,572
IPC Holdings Ltd.	64,262	1,930,430
Max Re Capital Ltd.	32,351	753,131
MBIA, Inc.	11,600	719,432
Montpelier Re Holdings Ltd.	74,900	1,329,475
PartnerRe Ltd.	14,500	1,013,840
Platinum Underwriters Holdings Ltd.	59,870	1,787,718
Scottish Re Group Ltd.	16,900	193,167
The St. Paul Travelers Companies, Inc.	75,100	3,839,863
		28,995,269
Real Estate Investment Trusts - 1.7%
Annaly Capital Management, Inc.	51,900	680,928
Equity Office Properties Trust	20,500	871,250
Equity Residential (SBI)	42,600	2,326,386
General Growth Properties, Inc.	29,000	1,505,100
		5,383,664
Real Estate Management & Development - 0.5%
Mitsubishi Estate Co. Ltd.	61,000	1,460,328
Thrifts & Mortgage Finance - 2.9%
Countrywide Financial Corp.	55,600	2,119,472
Fannie Mae	73,940	4,381,684
Freddie Mac	12,500	862,375
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Hudson City Bancorp, Inc.	54,500	$ 748,285
Washington Mutual, Inc.	29,400	1,243,620
		9,355,436
TOTAL FINANCIALS		91,974,219
HEALTH CARE - 8.4%
Biotechnology - 0.6%
Biogen Idec, Inc. (a)	12,500	595,000
Cephalon, Inc. (a)	17,900	1,256,222
		1,851,222
Health Care Equipment & Supplies - 1.1%
Baxter International, Inc.	47,440	2,180,817
C.R. Bard, Inc.	7,400	606,504
Cooper Companies, Inc.	3,100	178,653
Inverness Medical Innovations, Inc. (a)	16,400	618,116
Inverness Medical Innovations, Inc. (a)(f)	1,400	47,489
		3,631,579
Health Care Providers & Services - 0.5%
Brookdale Senior Living, Inc.	7,800	375,336
UnitedHealth Group, Inc.	25,200	1,229,256
		1,604,592
Life Sciences Tools & Services - 1.1%
Illumina, Inc. (a)	7,800	342,888
Thermo Electron Corp. (a)	39,100	1,676,217
Waters Corp. (a)	30,300	1,508,940
		3,528,045
Pharmaceuticals - 5.1%
Allergan, Inc.	2,900	334,950
Bristol-Myers Squibb Co.	52,400	1,296,900
Johnson & Johnson	16,900	1,139,060
Merck & Co., Inc.	111,100	5,046,162
Pfizer, Inc.	237,000	6,316,050
Schering-Plough Corp.	51,710	1,144,859
Wyeth	20,600	1,051,218
		16,329,199
TOTAL HEALTH CARE		26,944,637
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 10.5%
Aerospace & Defense - 2.8%
General Dynamics Corp.	16,900	$ 1,201,590
Hexcel Corp. (a)	46,900	759,311
Honeywell International, Inc.	150,960	6,358,435
Raytheon Co.	14,700	734,265
		9,053,601
Air Freight & Logistics - 0.4%
United Parcel Service, Inc. Class B	18,000	1,356,300
Airlines - 0.2%
AirTran Holdings, Inc. (a)	58,100	579,257
Building Products - 0.4%
Masco Corp.	42,000	1,161,300
Commercial Services & Supplies - 0.3%
Cintas Corp.	7,500	310,500
The Brink's Co.	12,900	677,121
		987,621
Construction & Engineering - 0.6%
Chicago Bridge & Iron Co. NV (NY Shares)	16,400	402,784
Fluor Corp.	18,000	1,411,740
		1,814,524
Electrical Equipment - 0.4%
ABB Ltd. sponsored ADR	35,600	531,152
SolarWorld AG	17,300	930,524
		1,461,676
Industrial Conglomerates - 4.6%
General Electric Co.	346,350	12,160,349
Textron, Inc.	7,300	663,789
Tyco International Ltd.	66,040	1,943,557
		14,767,695
Machinery - 0.5%
Caterpillar, Inc.	7,500	455,325
Deere & Co.	8,500	723,605
Flowserve Corp. (a)	6,800	360,400
		1,539,330
Road & Rail - 0.2%
CSX Corp.	20,500	731,235
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Pacifico SA de CV sponsored ADR	7,900	$ 298,146
TOTAL INDUSTRIALS		33,750,685
INFORMATION TECHNOLOGY - 6.9%
Communications Equipment - 1.2%
Alcatel SA sponsored ADR	32,000	406,400
Dycom Industries, Inc. (a)	20,100	468,531
Harris Corp.	29,600	1,260,960
MasTec, Inc. (a)	27,300	298,935
Motorola, Inc.	11,400	262,884
Nokia Corp. sponsored ADR	39,900	793,212
Nortel Networks Corp. (a)	177,200	395,156
		3,886,078
Computers & Peripherals - 2.1%
Dell, Inc. (a)	30,100	732,333
Hewlett-Packard Co.	67,000	2,595,580
Imation Corp.	10,700	489,739
International Business Machines Corp.	24,400	2,252,852
Seagate Technology	28,200	636,756
		6,707,260
Electronic Equipment & Instruments - 0.6%
Agilent Technologies, Inc. (a)	26,700	950,520
Amphenol Corp. Class A	4,700	319,130
Jabil Circuit, Inc.	28,900	829,719
		2,099,369
IT Services - 0.5%
First Data Corp.	28,200	683,850
Infosys Technologies Ltd. sponsored ADR	11,100	578,310
Western Union Co. (a)	14,700	324,135
		1,586,295
Office Electronics - 0.1%
Zebra Technologies Corp. Class A (a)	10,800	402,516
Semiconductors & Semiconductor Equipment - 1.6%
Analog Devices, Inc.	25,400	808,228
Applied Materials, Inc.	42,600	740,814
Intel Corp.	54,700	1,167,298
Marvell Technology Group Ltd. (a)	42,700	780,556
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
National Semiconductor Corp.	50,000	$ 1,214,500
Samsung Electronics Co. Ltd.	570	369,615
		5,081,011
Software - 0.8%
Compuware Corp. (a)	74,700	600,588
Electronic Arts, Inc. (a)	11,800	624,102
Symantec Corp. (a)	61,100	1,212,224
		2,436,914
TOTAL INFORMATION TECHNOLOGY		22,199,443
MATERIALS - 4.7%
Chemicals - 1.7%
Chemtura Corp.	34,500	296,010
Cytec Industries, Inc.	8,900	492,971
E.I. du Pont de Nemours & Co.	22,000	1,007,600
Ecolab, Inc.	24,300	1,102,005
Lyondell Chemical Co.	18,018	462,522
NOVA Chemicals Corp.	20,500	601,679
Praxair, Inc.	18,700	1,126,675
Rohm & Haas Co.	8,300	430,106
		5,519,568
Containers & Packaging - 0.3%
Smurfit-Stone Container Corp.	89,669	955,872
Metals & Mining - 2.4%
Alcoa, Inc.	29,300	847,063
Allegheny Technologies, Inc.	5,620	442,463
Freeport-McMoRan Copper & Gold, Inc. Class B	30,400	1,838,592
Mittal Steel Co. NV Class A (NY Shares)	19,700	842,175
Newmont Mining Corp.	41,600	1,883,232
Oregon Steel Mills, Inc. (a)	35,000	1,904,000
		7,757,525
Paper & Forest Products - 0.3%
Weyerhaeuser Co.	12,300	782,157
TOTAL MATERIALS		15,015,122
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 4.6%
Diversified Telecommunication Services - 4.0%
AT&T, Inc.	256,000	$ 8,768,000
TELUS Corp.	11,700	676,686
Verizon Communications, Inc.	98,600	3,648,200
		13,092,886
Wireless Telecommunication Services - 0.6%
American Tower Corp. Class A (a)	33,600	1,210,272
Sprint Nextel Corp.	35,039	654,879
		1,865,151
TOTAL TELECOMMUNICATION SERVICES		14,958,037
UTILITIES - 2.2%
Electric Utilities - 1.4%
Exelon Corp.	31,300	1,939,974
FPL Group, Inc.	31,700	1,616,700
PPL Corp.	24,500	845,740
		4,402,414
Independent Power Producers & Energy Traders - 0.1%
AES Corp. (a)	19,400	426,606
Multi-Utilities - 0.7%
CMS Energy Corp. (a)	62,300	927,647
Duke Energy Corp.	38,100	1,205,484
		2,133,131
TOTAL UTILITIES		6,962,151
TOTAL COMMON STOCKS (Cost $263,592,419)		301,380,413
Investment Companies - 2.5%

iShares Russell 1000 Value Index Fund (Cost $7,868,348)	99,500	7,904,280
Money Market Funds - 4.5%
	Shares	Value
Fidelity Cash Central Fund, 5.34% (b)	12,450,015	$ 12,450,015
Fidelity Securities Lending Cash Central Fund, 5.35% (b)(c)	1,940,000	1,940,000
TOTAL MONEY MARKET FUNDS (Cost $14,390,015)		14,390,015
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $285,850,782)		323,674,708
NET OTHER ASSETS - (0.8)%		(2,570,018)
NET ASSETS - 100%		$ 321,104,690
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $170,555 or 0.1% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $47,489 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Inverness Medical Innovations, Inc.	8/17/06	$ 42,350
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 122,186
Fidelity Securities Lending Cash Central Fund	6,749
Total	$ 128,935
Income Tax Information

At October 31, 2006, the aggregate cost of investment securities for income tax purposes was $286,463,167. Net unrealized appreciation aggregated $37,211,541, of which $40,471,091 related to appreciated investment securities and $3,259,550 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Dividend Growth Fund

October 31, 2006

1.809095.102

DGF-QTLY-1206

Investments October 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.9%
Hotels, Restaurants & Leisure - 0.3%
Carnival Corp. unit	334,800	$ 16,345
McDonald's Corp.	634,100	26,581
Royal Caribbean Cruises Ltd.	273,200	11,065
		53,991
Media - 6.0%
Clear Channel Communications, Inc.	22,144,842	771,748
Clear Channel Outdoor Holding, Inc. Class A	1,399,000	34,345
E.W. Scripps Co. Class A	346,900	17,158
News Corp. Class A	1,085,800	22,639
Omnicom Group, Inc.	558,800	56,690
Viacom, Inc. Class B (non-vtg.) (a)	2,668,100	103,842
		1,006,422
Multiline Retail - 0.8%
Target Corp.	2,409,025	142,566
Specialty Retail - 5.8%
Gap, Inc.	2,000,300	42,046
Home Depot, Inc. (d)	23,271,100	868,710
TJX Companies, Inc.	1,982,300	57,388
		968,144
TOTAL CONSUMER DISCRETIONARY		2,171,123
CONSUMER STAPLES - 9.0%
Food & Staples Retailing - 6.9%
CVS Corp.	11,398,600	357,688
Wal-Mart Stores, Inc.	16,371,844	806,804
		1,164,492
Household Products - 0.1%
Colgate-Palmolive Co.	154,000	9,851
Personal Products - 0.7%
Alberto-Culver Co.	1,843,845	93,686
Avon Products, Inc.	824,200	25,064
		118,750
Tobacco - 1.3%
Altria Group, Inc.	2,737,500	222,641
TOTAL CONSUMER STAPLES		1,515,734
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 6.3%
Energy Equipment & Services - 4.0%
Diamond Offshore Drilling, Inc.	3,468,800	$ 240,145
ENSCO International, Inc.	2,049,094	100,344
GlobalSantaFe Corp.	4,438,679	230,367
Halliburton Co.	2,050,700	66,340
Transocean, Inc. (a)	301,600	21,878
		659,074
Oil, Gas & Consumable Fuels - 2.3%
Chesapeake Energy Corp.	2,018,200	65,470
ConocoPhillips	1,759,725	106,006
EOG Resources, Inc.	288,200	19,174
Exxon Mobil Corp.	21,000	1,500
Quicksilver Resources, Inc. (a)	882,600	30,256
Southwestern Energy Co. (a)	485,888	17,288
Ultra Petroleum Corp. (a)	834,300	44,527
Valero Energy Corp.	1,299,100	67,982
XTO Energy, Inc.	777,800	36,292
		388,495
TOTAL ENERGY		1,047,569
FINANCIALS - 20.4%
Capital Markets - 1.8%
Goldman Sachs Group, Inc.	456,900	86,715
KKR Private Equity Investors, LP	605,700	13,416
KKR Private Equity Investors, LP Restricted Depository Units (e)	2,296,400	50,865
Merrill Lynch & Co., Inc.	1,712,200	149,681
		300,677
Commercial Banks - 1.7%
U.S. Bancorp, Delaware	189,300	6,406
Wachovia Corp.	4,827,971	267,952
Wells Fargo & Co.	174,200	6,322
		280,680
Consumer Finance - 0.1%
Capital One Financial Corp. (d)	284,600	22,577
Diversified Financial Services - 4.4%
Bank of America Corp.	12,642,403	681,046
Citigroup, Inc.	1,304,539	65,436
		746,482
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - 11.7%
ACE Ltd.	2,436,500	$ 139,490
AFLAC, Inc.	89,100	4,002
American International Group, Inc.	15,167,600	1,018,808
Hartford Financial Services Group, Inc.	4,421,220	385,398
MBIA, Inc.	1,146,600	71,112
MetLife, Inc.	2,604,000	148,767
PartnerRe Ltd.	280,400	19,606
Swiss Reinsurance Co. (Reg.)	622,512	51,036
The Chubb Corp.	2,127,400	113,071
Transatlantic Holdings, Inc.	295,907	18,033
		1,969,323
Thrifts & Mortgage Finance - 0.7%
Fannie Mae	1,843,133	109,224
TOTAL FINANCIALS		3,428,963
HEALTH CARE - 19.6%
Biotechnology - 1.4%
Amgen, Inc. (a)	1,797,524	136,450
Biogen Idec, Inc. (a)	1,926,715	91,712
		228,162
Health Care Providers & Services - 7.1%
Cardinal Health, Inc.	18,126,470	1,186,379
UnitedHealth Group, Inc.	39,200	1,912
		1,188,291
Pharmaceuticals - 11.1%
Eli Lilly & Co.	488,000	27,333
Johnson & Johnson	9,540,732	643,045
Merck & Co., Inc.	3,899,005	177,093
Pfizer, Inc.	6,652,500	177,289
Wyeth	16,440,560	838,962
		1,863,722
TOTAL HEALTH CARE		3,280,175
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 7.5%
Aerospace & Defense - 0.9%
General Dynamics Corp.	786,362	$ 55,910
Honeywell International, Inc.	2,050,200	86,354
		142,264
Commercial Services & Supplies - 0.1%
ChoicePoint, Inc. (a)	301,100	10,957
Industrial Conglomerates - 5.7%
3M Co.	728,000	57,396
General Electric Co.	20,184,880	708,691
Tyco International Ltd.	6,725,090	197,919
		964,006
Machinery - 0.8%
Illinois Tool Works, Inc.	288,700	13,837
Ingersoll-Rand Co. Ltd. Class A	3,357,300	123,246
		137,083
Road & Rail - 0.0%
Burlington Northern Santa Fe Corp.	91,800	7,117
TOTAL INDUSTRIALS		1,261,427
INFORMATION TECHNOLOGY - 13.9%
Communications Equipment - 2.6%
Cisco Systems, Inc. (a)	9,961,100	240,361
Juniper Networks, Inc. (a)	2,990,090	51,489
Motorola, Inc.	6,682,900	154,108
		445,958
Computers & Peripherals - 3.5%
Dell, Inc. (a)	3,321,700	80,817
EMC Corp. (a)	3,112,900	38,133
International Business Machines Corp.	5,025,919	464,043
		582,993
IT Services - 0.3%
First Data Corp.	959,500	23,268
Western Union Co. (a)	959,500	21,157
		44,425
Semiconductors & Semiconductor Equipment - 3.2%
Analog Devices, Inc.	647,900	20,616
Applied Materials, Inc.	6,478,400	112,659
Intel Corp.	10,759,200	229,601
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
KLA-Tencor Corp.	665,500	$ 32,723
Lam Research Corp. (a)	891,300	44,075
Linear Technology Corp.	515,400	16,039
National Semiconductor Corp.	1,432,100	34,786
Novellus Systems, Inc. (a)(d)	722,700	19,983
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	2,346,240	22,759
Xilinx, Inc.	145,500	3,712
		536,953
Software - 4.3%
BEA Systems, Inc. (a)	2,975,800	48,416
Microsoft Corp.	15,349,087	440,672
Oracle Corp. (a)	6,454,000	119,205
Symantec Corp. (a)	5,630,637	111,712
		720,005
TOTAL INFORMATION TECHNOLOGY		2,330,334
TELECOMMUNICATION SERVICES - 7.0%
Diversified Telecommunication Services - 6.6%
AT&T, Inc.	28,820,191	987,092
Qwest Communications International, Inc. (a)	13,379,300	115,463
Verizon Communications, Inc.	236,050	8,734
		1,111,289
Wireless Telecommunication Services - 0.4%
Sprint Nextel Corp.	3,622,586	67,706
TOTAL TELECOMMUNICATION SERVICES		1,178,995
TOTAL COMMON STOCKS (Cost $13,306,523)		16,214,320
Convertible Bonds - 0.3%
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
Qwest Communications International, Inc. 3.5% 11/15/25	$ 36,750	$ 59,212
TOTAL CONVERTIBLE BONDS (Cost $36,750)		59,212
Money Market Funds - 3.3%
	Shares
Fidelity Cash Central Fund, 5.34% (b)	531,063,915	531,064
Fidelity Securities Lending Cash Central Fund, 5.35% (b)(c)	17,043,100	17,043
TOTAL MONEY MARKET FUNDS (Cost $548,107)		548,107
Cash Equivalents - 0.1%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 5.3%, dated 10/31/06 due 11/1/06 (Collateralized by U.S. Treasury Obligations) # (Cost $13,731)	$ 13,733	13,731
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $13,905,111)		16,835,370
NET OTHER ASSETS - (0.3)%		(57,975)
NET ASSETS - 100%		$ 16,777,395
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $50,865,000 or 0.3% of net assets.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreements / Counterparty	Value (000s)
$13,731,000 due 11/1/06 at 5.3%
BNP Paribas Securities Corp.	$ 7,497
Banc of America Securities LLC	1,934
Barclays Capital, Inc.	4,300
$ 13,731
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 6,140
Fidelity Securities Lending Cash Central Fund	10
Total	$ 6,150
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Clear Channel Outdoor Holding, Inc. Class A	$ 46,412	$ -	$ 20,122	$ -	$ -
Income Tax Information

At October 31, 2006, the aggregate cost of investment securities for income tax purposes was $13,969,380,000. Net unrealized appreciation aggregated $2,865,990,000, of which $3,222,829,000 related to appreciated investment securities and $356,839,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Growth & Income Portfolio

October 31, 2006

1.809089.102

GAI-QTLY-1206

Investments October 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 14.5%
Diversified Consumer Services - 1.6%
Apollo Group, Inc. Class A (a)(d)(e)	13,008,776	$ 480,804
Household Durables - 2.4%
D.R. Horton, Inc.	5,473,351	128,241
Hovnanian Enterprises, Inc. Class A (d)	1,652,600	50,983
KB Home (d)	3,517,948	158,097
Ryland Group, Inc. (d)(e)	3,375,300	155,028
Standard Pacific Corp. (e)	4,890,700	118,502
Toll Brothers, Inc. (a)	4,045,200	116,947
		727,798
Media - 1.6%
Clear Channel Communications, Inc.	6,815,800	237,531
Clear Channel Outdoor Holding, Inc. Class A (e)	2,441,500	59,939
McGraw-Hill Companies, Inc.	2,712,400	174,055
		471,525
Multiline Retail - 1.3%
Target Corp.	6,330,800	374,657
Specialty Retail - 7.6%
Best Buy Co., Inc.	6,617,469	365,615
Chico's FAS, Inc. (a)(d)	7,036,800	168,391
Home Depot, Inc.	38,720,010	1,445,418
Staples, Inc.	10,358,000	267,133
		2,246,557
TOTAL CONSUMER DISCRETIONARY		4,301,341
CONSUMER STAPLES - 4.1%
Food & Staples Retailing - 3.3%
Wal-Mart Stores, Inc.	20,143,600	992,677
Food Products - 0.8%
Nestle SA (Reg.)	656,715	224,333
TOTAL CONSUMER STAPLES		1,217,010
ENERGY - 12.7%
Energy Equipment & Services - 6.0%
Baker Hughes, Inc.	2,617,200	180,718
GlobalSantaFe Corp.	2,638,200	136,923
Halliburton Co.	8,788,620	284,312
National Oilwell Varco, Inc. (a)	2,657,300	160,501
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Noble Corp.	3,006,200	$ 210,735
Pride International, Inc. (a)	3,100,450	85,603
Schlumberger Ltd. (NY Shares)	7,696,500	485,495
Smith International, Inc.	2,500,000	98,700
Weatherford International Ltd. (a)	3,566,900	146,528
		1,789,515
Oil, Gas & Consumable Fuels - 6.7%
Apache Corp.	3,516,970	229,728
Canadian Natural Resources Ltd.	2,132,200	111,012
ConocoPhillips	8,428,600	507,739
Occidental Petroleum Corp.	6,518,240	305,966
Peabody Energy Corp.	5,671,776	238,044
Plains Exploration & Production Co. (a)	2,731,400	115,511
Valero Energy Corp.	4,727,500	247,390
XTO Energy, Inc.	5,086,500	237,336
		1,992,726
TOTAL ENERGY		3,782,241
FINANCIALS - 22.6%
Capital Markets - 2.1%
AP Alternative Assets, L.P. Restricted Depositary Units (f)	4,454,200	80,176
KKR Private Equity Investors, LP	4,218,800	93,446
KKR Private Equity Investors, LP Restricted Depository Units (f)	6,842,100	151,553
Legg Mason, Inc.	1,513,300	136,227
UBS AG (NY Shares)	2,627,600	157,236
		618,638
Commercial Banks - 4.5%
Erste Bank AG	2,220,600	151,214
HSBC Holdings PLC sponsored ADR (d)	2,495,000	238,198
Standard Chartered PLC (United Kingdom)	10,097,886	284,110
Wachovia Corp.	11,938,631	662,594
		1,336,116
Diversified Financial Services - 4.8%
African Bank Investments Ltd.	17,989,228	67,133
Bank of America Corp.	25,357,259	1,365,996
		1,433,129
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - 11.1%
ACE Ltd.	4,145,028	$ 237,303
American International Group, Inc.	28,949,601	1,944,545
Berkshire Hathaway, Inc. Class A (a)	2,846	300,182
Hartford Financial Services Group, Inc.	4,424,080	385,647
Markel Corp. (a)	238,500	95,281
Max Re Capital Ltd.	2,378,443	55,370
RenaissanceRe Holdings Ltd. (e)	3,631,400	197,548
W.R. Berkley Corp.	2,450,450	90,324
		3,306,200
Thrifts & Mortgage Finance - 0.1%
Countrywide Financial Corp.	1,111,800	42,382
TOTAL FINANCIALS		6,736,465
HEALTH CARE - 12.6%
Biotechnology - 3.1%
Amgen, Inc. (a)	4,716,690	358,044
Celgene Corp. (a)	2,514,220	134,360
Cephalon, Inc. (a)(d)	2,179,615	152,965
Genentech, Inc. (a)	1,836,630	152,991
MannKind Corp. (a)(d)	854,104	17,296
Vertex Pharmaceuticals, Inc. (a)	2,835,094	115,105
		930,761
Health Care Equipment & Supplies - 0.6%
Advanced Medical Optics, Inc. (a)	892,726	36,468
C.R. Bard, Inc.	1,818,420	149,038
		185,506
Health Care Providers & Services - 2.1%
UnitedHealth Group, Inc.	12,766,062	622,729
Life Sciences Tools & Services - 0.4%
Illumina, Inc. (a)(d)(e)	2,837,920	124,755
Pharmaceuticals - 6.4%
Allergan, Inc.	2,718,420	313,978
Elan Corp. PLC sponsored ADR (a)(d)	10,232,278	148,163
Johnson & Johnson	13,511,273	910,660
Novartis AG sponsored ADR	1,994,350	121,117
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Roche Holding AG (participation certificate)	864,560	$ 151,280
Teva Pharmaceutical Industries Ltd. sponsored ADR (d)	7,435,400	245,145
		1,890,343
TOTAL HEALTH CARE		3,754,094
INDUSTRIALS - 13.1%
Aerospace & Defense - 2.7%
Honeywell International, Inc.	18,929,038	797,291
Air Freight & Logistics - 0.1%
C.H. Robinson Worldwide, Inc.	888,183	37,073
Commercial Services & Supplies - 1.4%
Robert Half International, Inc. (e)	11,209,627	409,712
Industrial Conglomerates - 8.0%
General Electric Co. (d)	63,961,639	2,245,686
Smiths Group PLC	8,438,710	152,276
		2,397,962
Machinery - 0.9%
Illinois Tool Works, Inc.	3,108,960	149,012
ITT Industries, Inc.	1,979,200	107,649
		256,661
TOTAL INDUSTRIALS		3,898,699
INFORMATION TECHNOLOGY - 16.5%
Communications Equipment - 1.8%
CSR PLC (a)	4,885,208	70,541
Motorola, Inc.	12,456,921	287,257
Research In Motion Ltd. (a)	1,584,200	186,112
		543,910
Computers & Peripherals - 2.3%
Dell, Inc. (a)	16,274,874	395,968
EMC Corp. (a)	10,215,500	125,140
NCR Corp. (a)	3,827,300	158,909
		680,017
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 5.7%
eBay, Inc. (a)	23,330,463	$ 749,608
Google, Inc. Class A (sub. vtg.) (a)	1,978,540	942,557
		1,692,165
IT Services - 1.2%
Infosys Technologies Ltd. sponsored ADR	2,490,200	129,739
Satyam Computer Services Ltd. sponsored ADR	5,340,000	118,067
Western Union Co. (a)	5,329,400	117,513
		365,319
Office Electronics - 0.6%
Zebra Technologies Corp. Class A (a)(e)	4,615,469	172,019
Semiconductors & Semiconductor Equipment - 4.9%
Applied Materials, Inc.	12,259,151	213,187
ARM Holdings PLC (e)	68,288,426	153,381
ASML Holding NV (NY Shares) (a)	3,115,900	71,167
Broadcom Corp. Class A (a)	6,935,348	209,933
KLA-Tencor Corp.	2,798,500	137,602
Lam Research Corp. (a)	1,643,400	81,266
Linear Technology Corp.	6,047,900	188,211
Marvell Technology Group Ltd. (a)	4,332,600	79,200
Maxim Integrated Products, Inc.	6,314,730	189,505
National Semiconductor Corp.	4,801,580	116,630
		1,440,082
TOTAL INFORMATION TECHNOLOGY		4,893,512
MATERIALS - 2.1%
Chemicals - 1.0%
Praxair, Inc.	4,784,690	288,278
Metals & Mining - 1.1%
Mittal Steel Co. NV Class A (NY Shares)	7,721,800	330,107
TOTAL MATERIALS		618,385
TOTAL COMMON STOCKS (Cost $24,670,959)		29,201,747
Money Market Funds - 3.3%
	Shares	Value (000s)
Fidelity Cash Central Fund, 5.34% (b)	652,978,959	$ 652,979
Fidelity Securities Lending Cash Central Fund, 5.35% (b)(c)	319,926,425	319,926
TOTAL MONEY MARKET FUNDS (Cost $972,905)		972,905
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $25,643,864)		30,174,652
NET OTHER ASSETS - (1.5)%		(431,629)
NET ASSETS - 100%		$ 29,743,023
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $231,729,000 or 0.8% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 2,721
Fidelity Securities Lending Cash Central Fund	491
Total	$ 3,212
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Apollo Group, Inc. Class A	$ 420,871	$ 157,859	$ 4,304	$ -	$ 480,804
ARM Holdings PLC	148,296	-	-	519	153,381
Clear Channel Outdoor Holding, Inc. Class A	50,100	-	-	-	59,939
Illumina, Inc.	108,494	-	-	-	124,755
RenaissanceRe Holdings Ltd.	188,143	-	-	763	197,548
Robert Half International, Inc.	333,620	28,245	-	825	409,712
Ryland Group, Inc.	85,426	54,518	-	374	155,028
Standard Pacific Corp.	83,097	27,181	-	161	118,502
Zebra Technologies Corp. Class A	130,785	14,249	-	-	172,019
Total	$ 1,548,832	$ 282,052	$ 4,304	$ 2,642	$ 1,871,688
Income Tax Information

At October 31, 2006, the aggregate cost of investment securities for income tax purposes was $25,679,254,000. Net unrealized appreciation aggregated $4,495,398,000, of which $5,344,491,000 related to appreciated investment securities and $849,093,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® International Real Estate Fund

October 31, 2006

1.809077.102

IRE-QTLY-1206

Investments October 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.2%
	Shares	Value
Australia - 12.5%
Abacus Property Group unit	2,180,774	$ 2,861,577
Aspen Group	9,298,903	12,273,861
Centro Properties Group unit	1,172,300	6,997,103
CFS Retail Property Trust	2,259,700	3,489,947
Charter Hall Group unit	2,555,824	3,284,461
DB RREEF Trust unit	3,833,000	4,896,073
FKP Property Group unit	2,446,911	11,479,313
Macquarie Goodman Group unit	2,320,208	11,890,771
Mirvac Group unit	1,326,300	5,031,100
Stockland Corp. Ltd. unit	2,024,900	11,882,229
The GPT Group unit	2,930,800	10,709,108
TOTAL AUSTRALIA		84,795,543
Austria - 1.8%
Immoeast Immobilien Anlagen AG (a)	990,100	12,435,434
Belgium - 0.2%
Cofinimmo SA	8,001	1,516,553
Brazil - 0.7%
Gafisa SA (a)	111,200	1,620,476
Rossi Residencial SA	249,800	3,074,372
TOTAL BRAZIL		4,694,848
France - 5.3%
Fonciere Des Regions (d)	59,300	9,514,298
Gecina SA	45,000	6,387,106
Silic SA	44,500	6,179,818
Societe de la Tour Eiffel	89,741	13,859,995
TOTAL FRANCE		35,941,217
Germany - 1.8%
DIC Asset AG	176,400	6,236,848
Patrizia Immobilien AG	225,800	5,758,458
TOTAL GERMANY		11,995,306
Greece - 0.8%
Babis Vovos International Technical SA	197,530	5,269,460
Hong Kong - 11.3%
Hong Kong Land Holdings Ltd.	4,285,000	16,111,600
Hopson Development Holdings Ltd.	5,820,000	12,676,902
Kerry Properties Ltd.	7,332,000	27,057,090
Link (REIT)	2,479,000	5,100,036
Common Stocks - continued
	Shares	Value
Hong Kong - continued
New World Development Co. Ltd.	5,529,000	$ 9,469,511
Sino Land Co.	3,320,000	5,780,075
TOTAL HONG KONG		76,195,214
Italy - 1.7%
Immobiliare Grande Distribuzione Spa	432,200	1,654,980
Risanamento Spa	1,204,000	9,604,910
TOTAL ITALY		11,259,890
Japan - 25.1%
Aeon Mall Co. Ltd.	121,700	6,420,050
Japan Excellent, Inc.	1,000	5,335,158
Japan Logistics Fund, Inc.	982	7,304,549
Japan Retail Fund Investment Corp.	1,033	7,993,032
Japan Single Residence (REIT), Inc.	362	1,402,069
Mitsubishi Estate Co. Ltd.	2,291,000	54,846,106
Mitsui Fudosan Co. Ltd.	1,963,000	48,336,528
Nippon Residential Investment Corp.	1,502	8,360,141
NTT Urban Development Co.	1,098	9,481,704
Sumitomo Realty & Development Co. Ltd.	624,000	20,700,411
TOTAL JAPAN		170,179,748
Korea (South) - 0.2%
Macquarie Central Office Corporate Restructuring REIT	168,910	1,274,555
Netherlands - 0.7%
Corio NV	68,393	4,967,189
Philippines - 0.4%
Robinsons Land Corp.	10,231,000	2,976,515
Singapore - 3.6%
Ascendas Real Estate Investment Trust (A-REIT)	3,625,000	5,050,886
CapitaLand Ltd.	3,844,900	13,454,928
Mapletree Logistics Trust (REIT)	9,392,000	6,030,564
TOTAL SINGAPORE		24,536,378
Sweden - 3.8%
Castellum AB	1,900,014	22,755,761
Fabege AB	112,900	2,633,979
TOTAL SWEDEN		25,389,740
Common Stocks - continued
	Shares	Value
Switzerland - 0.2%
Swiss Prime Site AG	21,093	$ 1,089,278
Thailand - 1.4%
Land & House PCL (For. Reg.)	1,788,700	421,731
Ticon Industrial Connection PCL (For. Reg.)	17,138,900	8,829,307
TOTAL THAILAND		9,251,038
United Kingdom - 19.7%
Big Yellow Group PLC	308,500	3,154,166
British Land Co. PLC	1,445,800	41,230,059
Capital & Regional PLC	263,500	6,458,747
Derwent Valley Holdings PLC	342,500	12,961,844
Hammerson PLC	656,800	16,875,835
Helical Bar PLC	708,500	5,838,323
Land Securities Group PLC	1,133,700	45,326,686
Minerva PLC	257,000	1,713,345
TOTAL UNITED KINGDOM		133,559,005
TOTAL COMMON STOCKS (Cost $555,281,520)		617,326,911
Investment Companies - 1.1%

Australia - 0.7%
Tishman Speyer Office Fund	2,537,800	4,793,716
Luxembourg - 0.4%
ProLogis European Properties	155,100	2,929,951
TOTAL INVESTMENT COMPANIES (Cost $7,106,653)		7,723,667
Money Market Funds - 9.7%

Fidelity Cash Central Fund, 5.34% (b)	63,635,759	63,635,759
Fidelity Securities Lending Cash Central Fund, 5.35% (b)(c)	2,014,080	2,014,080
TOTAL MONEY MARKET FUNDS (Cost $65,649,839)		65,649,839
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $628,038,012)		690,700,417
NET OTHER ASSETS - (2.0)%		(13,782,320)
NET ASSETS - 100%		$ 676,918,097
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 473,020
Fidelity Securities Lending Cash Central Fund	12,760
Total	$ 485,780
Income Tax Information

At October 31, 2006, the aggregate cost of investment securities for income tax purposes was $636,281,306. Net unrealized appreciation aggregated $54,419,111, of which $57,124,959 related to appreciated investment securities and $2,705,848 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Leveraged Company Stock Fund

October 31, 2006

1.809078.102

LSF-QTLY-1206

Investments October 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.0%
Auto Components - 0.5%
Delphi Corp. (a)	3,220,300	$ 9,339
TRW Automotive Holdings Corp. (a)	618,100	15,854
		25,193
Diversified Consumer Services - 3.2%
Carriage Services, Inc. Class A	266,200	1,259
Service Corp. International (SCI) (g)	15,724,700	143,408
		144,667
Hotels, Restaurants & Leisure - 1.7%
Bally Technologies, Inc. (a)(f)	1,152,360	22,874
Centerplate, Inc. unit	363,005	6,222
Friendly Ice Cream Corp. (a)(g)	423,400	4,547
Pinnacle Entertainment, Inc. (a)	493,200	14,924
Six Flags, Inc. (a)(f)	3,295,400	18,784
Steak n Shake Co. (a)	659,400	12,258
		79,609
Media - 2.2%
Cablevision Systems Corp. - NY Group Class A	242,900	6,750
Charter Communications, Inc. Class A (a)(f)	13,115,971	30,167
Gray Television, Inc.	1,348,300	8,697
Liberty Global, Inc.:
Class A (a)	33,815	887
Class C (a)	33,815	860
Nexstar Broadcasting Group, Inc. Class A (a)(g)	940,500	3,574
NTL, Inc.	781,380	21,121
The Reader's Digest Association, Inc. (non-vtg.)	752,900	10,827
Tribune Co.	249,100	8,303
Triple Crown Media, Inc. (a)	62,230	439
Valassis Communications, Inc. (a)	589,400	8,847
		100,472
Specialty Retail - 0.4%
Gamestop Corp. Class A (a)	326,000	16,646
TOTAL CONSUMER DISCRETIONARY		366,587
CONSUMER STAPLES - 2.8%
Food & Staples Retailing - 1.1%
Koninklijke Ahold NV sponsored ADR (a)	2,756,800	29,029
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Kroger Co.	339,300	$ 7,631
Pathmark Stores, Inc. (a)	1,297,047	13,139
		49,799
Food Products - 1.1%
Corn Products International, Inc.	744,019	26,926
Kellogg Co.	84,900	4,271
Smithfield Foods, Inc. (a)	711,700	19,130
		50,327
Personal Products - 0.6%
Playtex Products, Inc. (a)	1,734,555	24,180
Revlon, Inc. Class A (sub. vtg.) (a)	1,853,658	2,465
		26,645
TOTAL CONSUMER STAPLES		126,771
ENERGY - 34.9%
Energy Equipment & Services - 7.0%
Basic Energy Services, Inc. (a)	249,300	6,093
Grant Prideco, Inc. (a)	628,000	23,720
Grey Wolf, Inc. (a)	8,326,600	58,286
Hanover Compressor Co. (a)	451,500	8,362
Hercules Offshore, Inc.	33,400	1,190
Nabors Industries Ltd. (a)	808,800	24,976
Noble Corp.	348,000	24,395
Oil States International, Inc. (a)	270,700	7,861
Petroleum Geo-Services ASA sponsored ADR (a)(f)	748,259	43,631
Pride International, Inc. (a)	646,100	17,839
Rowan Companies, Inc.	321,100	10,718
Universal Compression Holdings, Inc. (a)(g)	1,534,500	92,469
		319,540
Oil, Gas & Consumable Fuels - 27.9%
Alpha Natural Resources, Inc. (a)(f)(g)	3,738,792	59,484
Cabot Oil & Gas Corp.	200,000	10,582
Chesapeake Energy Corp.	2,989,000	96,963
Comstock Resources, Inc. (a)	311,800	8,699
ConocoPhillips	201,631	12,146
El Paso Corp.	4,557,712	62,441
Forest Oil Corp. (a)(g)	3,697,000	120,670
Frontier Oil Corp.	1,583,600	46,558
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Frontline Ltd. (f)	185,300	$ 7,009
Frontline Ltd. (NY Shares)	1,136,800	43,005
General Maritime Corp. (g)	3,249,200	118,726
Houston Exploration Co. (a)	89,200	4,831
Mariner Energy, Inc. (a)	2,921,653	57,907
Massey Energy Co.	586,700	14,814
Nexen, Inc.	831,600	44,371
OMI Corp. (g)	5,100,900	113,852
Overseas Shipholding Group, Inc.	1,075,400	67,266
Petrohawk Energy Corp. (a)	2,719,148	30,808
Plains Exploration & Production Co. (a)	299,100	12,649
Pogo Producing Co.	404,600	18,106
Range Resources Corp.	3,489,300	94,734
Ship Finance International Ltd.:
(Norway)	33,245	665
(NY Shares)	496,052	10,452
Teekay Shipping Corp.	3,273,100	134,557
Valero Energy Corp.	964,600	50,478
Williams Companies, Inc. (f)	1,298,400	31,720
		1,273,493
TOTAL ENERGY		1,593,033
FINANCIALS - 1.0%
Capital Markets - 0.2%
Merrill Lynch & Co., Inc.	126,000	11,015
Commercial Banks - 0.2%
PNC Financial Services Group, Inc.	157,200	11,009
Insurance - 0.4%
American Financial Group, Inc., Ohio	333,700	15,971
Thrifts & Mortgage Finance - 0.2%
Capital Crossing Bank (a)(g)	258,800	7,557
TOTAL FINANCIALS		45,552
HEALTH CARE - 3.2%
Biotechnology - 0.0%
Lexicon Genetics, Inc. (a)	392,187	1,565
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - 0.6%
Baxter International, Inc.	430,100	$ 19,772
Beckman Coulter, Inc.	159,200	9,165
		28,937
Health Care Providers & Services - 2.6%
DaVita, Inc. (a)	1,439,200	80,063
Emergency Medical Services Corp. Class A	258,600	4,707
Quest Diagnostics, Inc.	218,900	10,888
Rural/Metro Corp. (a)	834,200	7,299
Tenet Healthcare Corp. (a)(f)	2,043,452	14,427
		117,384
TOTAL HEALTH CARE		147,886
INDUSTRIALS - 10.1%
Air Freight & Logistics - 0.1%
Park-Ohio Holdings Corp. (a)	179,465	2,504
Airlines - 0.9%
AirTran Holdings, Inc. (a)	861,500	8,589
AMR Corp. (f)	816,730	23,146
US Airways Group, Inc. (a)	230,246	11,480
		43,215
Building Products - 1.1%
American Standard Companies, Inc.	834,600	36,964
Goodman Global, Inc.	406,800	6,537
Lennox International, Inc.	230,700	6,220
		49,721
Commercial Services & Supplies - 5.1%
Allied Waste Industries, Inc. (f)	4,371,500	53,114
Cenveo, Inc. (a)(g)	3,118,400	61,869
Deluxe Corp.	355,000	8,048
Global Cash Access Holdings, Inc. (a)	1,835,000	29,268
Layne Christensen Co. (a)	83,100	2,449
Republic Services, Inc.	496,500	20,361
Waste Management, Inc.	1,494,300	56,006
		231,115
Construction & Engineering - 0.1%
Armstrong World Industries, Inc. (a)	119,216	4,423
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - 0.1%
GrafTech International Ltd. (a)	837,325	$ 5,066
Industrial Conglomerates - 0.4%
Tyco International Ltd.	679,200	19,989
Machinery - 0.8%
Eaton Corp.	328,800	23,815
FreightCar America, Inc.	151,247	8,042
Thermadyne Holdings Corp. (a)	64,900	652
Timken Co.	92,800	2,789
		35,298
Marine - 0.1%
American Commercial Lines, Inc.	8,000	513
Golden Ocean Group Ltd. (a)(f)	2,067,600	2,372
		2,885
Road & Rail - 0.6%
Burlington Northern Santa Fe Corp.	246,400	19,103
Kansas City Southern	326,700	9,275
		28,378
Trading Companies & Distributors - 0.8%
H&E Equipment Services, Inc.	12,900	346
UAP Holding Corp.	846,600	21,190
United Rentals, Inc. (a)	655,600	15,531
		37,067
TOTAL INDUSTRIALS		459,661
INFORMATION TECHNOLOGY - 19.2%
Communications Equipment - 1.2%
Ciena Corp. (a)	90,200	2,121
Lucent Technologies, Inc. (a)	3,259,600	7,921
Motorola, Inc.	1,997,200	46,055
		56,097
Computers & Peripherals - 1.8%
EMC Corp. (a)	2,664,000	32,634
Seagate Technology	1,810,300	40,877
Sun Microsystems, Inc. (a)	1,260,600	6,845
		80,356
Electronic Equipment & Instruments - 4.1%
Celestica, Inc. (sub. vtg.) (a)	3,779,400	37,099
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
DDi Corp. (a)	295,900	$ 2,320
Flextronics International Ltd. (a)	7,427,100	86,154
Merix Corp. (a)(f)(g)	1,545,123	13,906
Sanmina-SCI Corp. (a)	1,619,100	6,395
Solectron Corp. (a)	3,673,600	12,270
Viasystems Group, Inc. (a)	775,300	6,978
Viasystems Group, Inc. (a)(i)	625,780	5,632
Vishay Intertechnology, Inc. (a)	1,248,400	16,841
		187,595
IT Services - 0.2%
Affiliated Computer Services, Inc. Class A (a)	65,100	3,482
Hewitt Associates, Inc. Class A (a)	147,000	3,679
		7,161
Semiconductors & Semiconductor Equipment - 10.2%
AMIS Holdings, Inc. (a)	2,909,824	27,905
Amkor Technology, Inc. (a)(f)(g)	12,599,836	87,065
Atmel Corp. (a)(f)	20,182,000	116,047
Cypress Semiconductor Corp. (a)	1,151,200	19,329
Fairchild Semiconductor International, Inc. (a)	200,000	3,222
Freescale Semiconductor, Inc.:
Class A (a)	1,273,500	50,138
Class B (a)	27,040	1,063
ON Semiconductor Corp. (a)(g)	17,876,600	111,192
Skyworks Solutions, Inc. (a)	1,112,647	7,377
STATS ChipPAC Ltd. sponsored ADR (a)(f)	5,467,282	34,444
Texas Instruments, Inc.	262,700	7,928
		465,710
Software - 1.7%
Autodesk, Inc. (a)	495,100	18,195
Sybase, Inc. (a)	396,100	9,645
Symantec Corp. (a)	2,549,400	50,580
		78,420
TOTAL INFORMATION TECHNOLOGY		875,339
MATERIALS - 9.2%
Chemicals - 4.5%
Albemarle Corp.	218,000	14,177
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Arch Chemicals, Inc.	648,542	$ 21,700
Celanese Corp. Class A	4,143,100	85,389
Chemtura Corp.	2,502,961	21,475
Methanex Corp.	701,700	15,895
Monsanto Co.	253,800	11,223
NOVA Chemicals Corp. (f)	537,000	15,761
Pliant Corp. (a)	567	0
Rhodia SA sponsored ADR	7,102,200	19,176
Texas Petrochemicals, Inc. (a)	11,700	304
		205,100
Construction Materials - 0.1%
Texas Industries, Inc.	53,800	3,341
Containers & Packaging - 1.8%
Packaging Corp. of America	179,700	4,128
Pactiv Corp. (a)	1,004,500	30,979
Sealed Air Corp.	156,900	9,339
Smurfit-Stone Container Corp.	3,726,482	39,724
		84,170
Metals & Mining - 0.7%
Allegheny Technologies, Inc.	123,874	9,753
Chaparral Steel Co.	107,600	4,475
Freeport-McMoRan Copper & Gold, Inc. Class B	282,500	17,086
		31,314
Paper & Forest Products - 2.1%
Aracruz Celulose SA (PN-B) sponsored ADR (non-vtg.)	184,500	10,151
International Paper Co.	1,209,800	40,347
Weyerhaeuser Co.	691,100	43,947
		94,445
TOTAL MATERIALS		418,370
TELECOMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 2.7%
General Communications, Inc. Class A (a)	907,800	11,901
McLeodUSA, Inc. (a)	1,701,867	11,913
Qwest Communications International, Inc. (a)	11,009,200	95,009
XO Holdings, Inc. (a)	926,500	3,613
		122,436
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 5.3%
Electric Utilities - 0.2%
Allegheny Energy, Inc. (a)	269,300	$ 11,588
Gas Utilities - 0.3%
ONEOK, Inc.	317,600	13,222
Independent Power Producers & Energy Traders - 3.2%
AES Corp. (a)	5,606,140	123,279
Dynegy, Inc. Class A (a)	1,987,000	12,081
Mirant Corp. (a)	335,400	9,918
		145,278
Multi-Utilities - 1.6%
Aquila, Inc.	911,800	4,185
CMS Energy Corp. (a)	4,552,600	67,788
		71,973
TOTAL UTILITIES		242,061
TOTAL COMMON STOCKS (Cost $3,296,271)		4,397,696
Nonconvertible Preferred Stocks - 0.0%

MATERIALS - 0.0%
Chemicals - 0.0%
Pliant Corp. Series AA 13.00% (a)	5,008	1,813
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
PTV, Inc. Series A, 10.00%	84	0
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $2,411)		1,813
Corporate Bonds - 1.2%
	Principal Amount (000s)
Convertible Bonds - 0.3%
TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
ICO North America, Inc. 7.5% 8/15/09 (i)	$ 11,095	13,314
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - 0.9%
CONSUMER DISCRETIONARY - 0.4%
Auto Components - 0.4%
IdleAire Technologies Corp. 0% 12/15/12 unit (e)(h)	$ 24,470	$ 18,353
INDUSTRIALS - 0.5%
Airlines - 0.2%
Delta Air Lines, Inc. 8% 12/15/07 (d)(h)	11,835	3,314
Northwest Airlines, Inc.:
8.7% 3/15/07 (d)	1,750	1,085
9.875% 3/15/07 (d)	7,000	4,480
		8,879
Building Products - 0.3%
Owens Corning:
7% 3/15/09 (d)	3,225	1,725
7.5% 8/1/18 (d)	9,690	5,281
7.5% 5/1/05 (d)	6,091	3,411
7.7% 5/1/08 (d)	5,790	3,170
		13,587
TOTAL INDUSTRIALS		22,466
MATERIALS - 0.0%
Chemicals - 0.0%
Pliant Corp. 13% 7/15/10	661	463
TOTAL NONCONVERTIBLE BONDS		41,282
TOTAL CORPORATE BONDS (Cost $51,972)		54,596
Money Market Funds - 5.4%
	Shares
Fidelity Cash Central Fund, 5.34% (b)	106,732,928	106,733
Fidelity Securities Lending Cash Central Fund, 5.35% (b)(c)	138,424,451	138,424
TOTAL MONEY MARKET FUNDS (Cost $245,157)		245,157
Cash Equivalents - 0.3%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 5.3%, dated 10/31/06 due 11/1/06 (Collateralized by U.S. Treasury Obligations) # (Cost $12,560)	$ 12,562	$ 12,560
TOTAL INVESTMENT PORTFOLIO - 103.3% (Cost $3,608,371)		4,711,822
NET OTHER ASSETS - (3.3)%		(151,159)
NET ASSETS - 100%		$ 4,560,663
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.
(g) Affiliated company

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $21,667,000 or 0.5% of net assets.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $18,946,000 or 0.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
ICO North America, Inc. 7.5% 8/15/09	8/12/05	$ 11,095
Viasystems Group, Inc.	2/13/04	$ 12,594
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value (Amounts in thousands)
$12,560,000 due 11/1/06 at 5.3%
BNP Paribas Securities Corp.	$ 6,858
Banc of America Securities LLC	1,769
Barclays Capital, Inc.	3,933
$ 12,560
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,646
Fidelity Securities Lending Cash Central Fund	597
Total	$ 2,243
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Alpha Natural Resources, Inc.	$ 50,922	$ 10,328	$ -	$ -	$ 59,484
Amkor Technology, Inc.	77,867	-	-	-	87,065
Capital Crossing Bank	6,897	-	-	-	7,557
Cenveo, Inc.	56,139	3,552	-	-	61,869
Forest Oil Corp.	120,974	2,688	-	-	120,670
Friendly Ice Cream Corp.	3,260	-	-	-	4,547
General Maritime Corp.	117,946	-	-	2,144	118,726
Merix Corp.	16,239	-	-	-	13,906
Nexstar Broadcasting Group, Inc. Class A	2,093	1,936	-	-	3,574
OMI Corp.	112,526	-	-	638	113,852
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
ON Semiconductor Corp.	$ 112,444	$ -	$ -	$ -	$ 111,192
Service Corp. International (SCI)	117,896	197	-	393	143,408
Universal Compression Holdings, Inc.	82,523	12,673	-	-	92,469
Total	$ 877,726	$ 31,374	$ -	$ 3,175	$ 938,319
Income Tax Information

At October 31, 2006, the aggregate cost of investment securities for income tax purposes was $3,606,634,000. Net unrealized appreciation aggregated $1,105,188,000, of which $1,287,920,000 related to appreciated investment securities and $182,732,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® OTC Portfolio

October 31, 2006

1.809071.102

OTC-QTLY-1206

Investments October 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.2%
Auto Components - 0.1%
LKQ Corp. (a)	309,400	$ 7,160
Distributors - 0.4%
Building Materials Holding Corp. (d)	1,296,723	33,793
Diversified Consumer Services - 0.2%
Apollo Group, Inc. Class A (a)	337,800	12,485
New Oriental Education & Technology Group, Inc. sponsored ADR	4,000	96
		12,581
Hotels, Restaurants & Leisure - 2.6%
BJ's Restaurants, Inc. (a)	708,805	15,261
Jack in the Box, Inc. (a)	204,100	11,452
Morgans Hotel Group Co.	1,203,100	15,640
Panera Bread Co. Class A (a)	8,600	531
Red Robin Gourmet Burgers, Inc. (a)(e)	1,314,450	63,409
Starbucks Corp. (a)(d)	1,402,800	52,956
Texas Roadhouse, Inc. Class A (a)	1,397,410	20,193
The Cheesecake Factory, Inc. (a)(d)	1,590,700	44,937
		224,379
Household Durables - 0.2%
Bassett Furniture Industries, Inc.	41,949	693
Comstock Homebuilding Companies, Inc. Class A (a)(d)	255,000	1,380
M.D.C. Holdings, Inc. (d)	172,500	8,601
Sony Corp. sponsored ADR	212,000	8,688
		19,362
Internet & Catalog Retail - 0.3%
Coldwater Creek, Inc. (a)	880,650	26,851
Leisure Equipment & Products - 0.3%
JAKKS Pacific, Inc. (a)	250,000	5,423
RC2 Corp. (a)	523,800	23,665
		29,088
Media - 1.6%
CKX, Inc. (a)	54,842	751
Comcast Corp. Class A	1,896,200	77,118
Grupo Televisa SA de CV (CPO) sponsored ADR	347,000	8,564
News Corp. Class B	395,600	8,600
NTL, Inc.	777,300	21,010
TiVo, Inc. (a)(d)	3,354,075	21,433
		137,476
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - 1.1%
Sears Holdings Corp. (a)	515,000	$ 89,852
Specialty Retail - 3.5%
Best Buy Co., Inc.	688,950	38,064
Circuit City Stores, Inc.	1,113,800	30,050
Citi Trends, Inc. (a)(d)	129,300	5,074
Gamestop Corp.:
Class A (a)	189,900	9,696
Class B (a)	1,021,100	50,800
O'Reilly Automotive, Inc. (a)	263,000	8,492
OfficeMax, Inc.	744,800	35,438
Provogue (India) Ltd.	400,000	3,477
RadioShack Corp.	391,100	6,977
Staples, Inc.	1,219,400	31,448
The Children's Place Retail Stores, Inc. (a)	375,776	26,376
Urban Outfitters, Inc. (a)	3,117,100	54,549
		300,441
Textiles, Apparel & Luxury Goods - 0.9%
Carter's, Inc. (a)	150,000	4,235
Crocs, Inc.	400,000	15,848
Deckers Outdoor Corp. (a)(e)	675,500	35,916
Under Armour, Inc. Class A (sub. vtg.)	225,000	10,429
Volcom, Inc. (a)	165,900	5,435
		71,863
TOTAL CONSUMER DISCRETIONARY		952,846
CONSUMER STAPLES - 1.5%
Food & Staples Retailing - 1.1%
Costco Wholesale Corp. (d)	675,500	36,058
CVS Corp.	846,900	26,576
Rite Aid Corp.	2,477,400	11,594
Susser Holdings Corp.	158,775	2,890
Whole Foods Market, Inc.	322,800	20,608
		97,726
Food Products - 0.4%
Dean Foods Co. (a)	590,700	24,744
SunOpta, Inc. (a)	774,700	7,631
		32,375
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - 0.0%
Bare Escentuals, Inc.	13,800	$ 423
TOTAL CONSUMER STAPLES		130,524
ENERGY - 1.3%
Energy Equipment & Services - 0.3%
Noble Corp.	304,200	21,324
Oil, Gas & Consumable Fuels - 1.0%
CONSOL Energy, Inc.	368,600	13,045
International Coal Group, Inc. (a)	1,242,900	6,451
Massey Energy Co.	305,600	7,716
Peabody Energy Corp.	307,500	12,906
Valero Energy Corp.	928,700	48,599
		88,717
TOTAL ENERGY		110,041
FINANCIALS - 2.5%
Capital Markets - 1.3%
Charles Schwab Corp.	3,738,300	68,112
T. Rowe Price Group, Inc.	340,000	16,085
TD Ameritrade Holding Corp.	1,620,010	26,682
Thomas Weisel Partners Group, Inc.	247,600	3,964
		114,843
Commercial Banks - 0.6%
East West Bancorp, Inc.	212,350	7,753
Fifth Third Bancorp	29,300	1,168
Industrial & Commercial Bank of China	5,460,000	2,443
SVB Financial Group (a)	431,300	19,848
UCBH Holdings, Inc.	706,800	12,115
Zions Bancorp	43,800	3,522
		46,849
Diversified Financial Services - 0.2%
The NASDAQ Stock Market, Inc. (a)	374,500	13,381
Insurance - 0.1%
eHealth, Inc.	7,300	161
Navigators Group, Inc. (a)	200,000	9,414
		9,575
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - 0.0%
GAGFAH SA	18,300	$ 531
Thrifts & Mortgage Finance - 0.3%
Hudson City Bancorp, Inc.	2,147,200	29,481
TOTAL FINANCIALS		214,660
HEALTH CARE - 14.2%
Biotechnology - 9.7%
Alkermes, Inc. (a)	1,380,600	23,194
Amgen, Inc. (a)	2,947,700	223,760
Amylin Pharmaceuticals, Inc. (a)	661,300	29,071
Biogen Idec, Inc. (a)	2,640,200	125,674
BioMarin Pharmaceutical, Inc. (a)	1,377,600	22,083
Celgene Corp. (a)	2,677,692	143,096
Cephalon, Inc. (a)	428,900	30,100
Gilead Sciences, Inc. (a)	1,682,600	115,931
PDL BioPharma, Inc. (a)	1,454,700	30,738
Regeneron Pharmaceuticals, Inc. (a)	1,152,900	23,116
Senomyx, Inc. (a)	100,000	1,542
Solexa, Inc. (a)	2,458,520	25,175
Solexa, Inc.:
warrants 11/22/10 (a)(f)	354,776	1,768
warrants 1/19/11 (a)(f)	452,917	2,286
Theravance, Inc. (a)	100,323	3,156
Vertex Pharmaceuticals, Inc. (a)	588,200	23,881
		824,571
Health Care Equipment & Supplies - 1.3%
ArthroCare Corp. (a)	100,000	4,041
Aspect Medical Systems, Inc. (a)	93,000	1,662
Cooper Companies, Inc.	645,200	37,183
Gen-Probe, Inc. (a)	285,800	13,681
Hologic, Inc. (a)	100,000	4,815
Respironics, Inc. (a)	1,074,800	37,962
Sirona Dental Systems, Inc.	352,400	13,039
		112,383
Health Care Providers & Services - 0.8%
Brookdale Senior Living, Inc.	334,700	16,106
Bumrungrad Hospital PCL (For. Reg.)	3,597,300	3,603
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
LCA-Vision, Inc. (d)	347,200	$ 12,197
UnitedHealth Group, Inc.	796,737	38,865
		70,771
Health Care Technology - 0.6%
Cerner Corp. (a)	520,400	25,141
Emdeon Corp. (a)	2,309,750	26,909
		52,050
Life Sciences Tools & Services - 0.5%
Affymetrix, Inc. (a)	927,941	23,662
Exelixis, Inc. (a)	253,200	2,456
PRA International (a)	401,876	11,855
		37,973
Pharmaceuticals - 1.3%
Elan Corp. PLC sponsored ADR (a)	985,400	14,269
Sepracor, Inc. (a)	1,536,700	79,540
Teva Pharmaceutical Industries Ltd. sponsored ADR	628,300	20,715
		114,524
TOTAL HEALTH CARE		1,212,272
INDUSTRIALS - 2.4%
Air Freight & Logistics - 0.1%
EGL, Inc. (a)	222,000	7,546
Airlines - 0.7%
JetBlue Airways Corp. (a)	3,937,375	49,453
UAL Corp. (a)	283,700	10,196
		59,649
Building Products - 0.0%
Builders FirstSource, Inc. (a)	150,000	2,373
Commercial Services & Supplies - 0.2%
Adesa, Inc.	150,000	3,771
Innerworkings, Inc.	754,300	11,277
Monster Worldwide, Inc. (a)	100,000	4,051
		19,099
Construction & Engineering - 0.3%
Foster Wheeler Ltd. (a)	459,700	20,664
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - 0.1%
ABB Ltd. sponsored ADR	582,100	$ 8,685
Q-Cells AG	11,000	435
		9,120
Machinery - 0.2%
Joy Global, Inc.	500,600	19,578
Marine - 0.1%
American Commercial Lines, Inc.	100,000	6,415
Road & Rail - 0.5%
Landstar System, Inc.	865,522	40,195
Trading Companies & Distributors - 0.2%
UAP Holding Corp.	700,000	17,521
TOTAL INDUSTRIALS		202,160
INFORMATION TECHNOLOGY - 64.3%
Communications Equipment - 8.9%
Acme Packet, Inc.	51,400	884
Adtran, Inc.	600,000	13,884
Andrew Corp. (a)	1,164,900	10,787
Blue Coat Systems, Inc. (a)	409,300	9,127
Cisco Systems, Inc. (a)	6,400,100	154,434
Comverse Technology, Inc. (a)	1,469,000	31,980
Juniper Networks, Inc. (a)	4,960,486	85,420
Nortel Networks Corp. (a)	9,226,400	20,575
Optium Corp.	20,100	407
QUALCOMM, Inc.	4,956,900	180,382
Research In Motion Ltd. (a)	2,014,445	236,657
Riverbed Technology, Inc.	196,300	4,705
Sandvine Corp.	1,259,700	2,307
Sonus Networks, Inc. (a)	2,222,000	11,621
		763,170
Computers & Peripherals - 11.3%
Apple Computer, Inc. (a)	4,303,000	348,887
Dell, Inc. (a)	743,600	18,092
EMC Corp. (a)	5,124,700	62,778
Hewlett-Packard Co.	3,203,600	124,107
Hutchinson Technology, Inc. (a)	749,700	17,356
Komag, Inc. (a)	544,164	20,814
Network Appliance, Inc. (a)	5,591,571	204,092
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Palm, Inc. (a)	400,000	$ 6,140
Rackable Systems, Inc. (a)	987,500	30,622
SanDisk Corp. (a)(d)	979,200	47,100
Seagate Technology	2,355,100	53,178
Sun Microsystems, Inc. (a)	4,987,700	27,083
		960,249
Electronic Equipment & Instruments - 2.1%
Agilent Technologies, Inc. (a)	1,034,600	36,832
Flextronics International Ltd. (a)	3,042,100	35,288
Hon Hai Precision Industry Co. Ltd. (Foxconn)	6,620,450	43,005
Jabil Circuit, Inc.	1,185,100	34,024
Solectron Corp. (a)	7,007,300	23,404
Sunpower Corp. Class A (d)	207,200	6,972
		179,525
Internet Software & Services - 12.7%
Akamai Technologies, Inc. (a)	1,078,175	50,523
CNET Networks, Inc. (a)	1,160,100	10,371
CyberSource Corp. (a)	1,448,088	14,843
DivX, Inc.	410,700	9,380
eBay, Inc. (a)	5,773,400	185,499
Equinix, Inc. (a)	556,500	38,065
Google, Inc. Class A (sub. vtg.) (a)	1,340,200	638,455
Internap Network Services Corp. (a)	275,926	4,547
LivePerson, Inc. (a)	1,275,538	7,105
Sina Corp. (a)	304,500	7,829
United Internet AG	580,000	8,913
VeriSign, Inc. (a)	1,635,920	33,831
Yahoo!, Inc. (a)(d)	2,644,216	69,649
		1,079,010
IT Services - 2.3%
Cognizant Technology Solutions Corp. Class A (a)	1,067,175	80,337
ExlService Holdings, Inc.	25,200	524
Infosys Technologies Ltd. sponsored ADR	1,001,800	52,194
NCI, Inc. Class A	330,556	3,838
Paychex, Inc.	444,200	17,537
Sapient Corp. (a)	2,982,000	16,252
Satyam Computer Services Ltd. sponsored ADR	1,088,800	24,073
		194,755
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 13.1%
Advanced Micro Devices, Inc. (a)	1,113,300	$ 23,680
Amkor Technology, Inc. (a)	1,000,000	6,910
Analog Devices, Inc.	408,200	12,989
Applied Materials, Inc.	4,251,100	73,927
Atheros Communications, Inc. (a)	441,325	9,590
Atmel Corp. (a)	3,105,700	17,858
Broadcom Corp. Class A (a)	5,714,609	172,981
Cree, Inc. (a)	394,900	8,684
Cypress Semiconductor Corp. (a)	959,900	16,117
Himax Technologies, Inc. sponsored ADR	1,433,700	9,133
Intel Corp.	10,830,100	231,114
Intersil Corp. Class A	3,081,265	72,256
KLA-Tencor Corp.	522,100	25,672
Lam Research Corp. (a)	201,300	9,954
Linear Technology Corp.	577,000	17,956
LSI Logic Corp. (a)	998,800	10,038
Marvell Technology Group Ltd. (a)	8,399,106	153,536
Maxim Integrated Products, Inc.	4,325,000	129,793
Monolithic Power Systems, Inc. (a)	100,000	1,004
NVIDIA Corp. (a)	474,200	16,535
PixArt Imaging, Inc.	1,064,000	8,756
Saifun Semiconductors Ltd.	291,500	5,772
Samsung Electronics Co. Ltd.	74,550	48,342
Trident Microsystems, Inc. (a)	685,800	14,498
Vimicro International Corp. sponsored ADR	1,570,300	19,880
Virage Logic Corp. (a)	363,000	3,427
		1,120,402
Software - 13.9%
Activision, Inc. (a)(d)	2,760,281	42,564
Adobe Systems, Inc. (a)	1,086,256	41,549
Business Objects SA sponsored ADR (a)(d)	3,749,100	138,867
Callidus Software, Inc. (a)	1,000,000	5,720
Electronic Arts, Inc. (a)	2,494,100	131,913
Gameloft (a)	500,000	2,763
Microsoft Corp.	8,716,700	250,256
Nintendo Co. Ltd.	1,572,600	321,619
Oracle Corp. (a)	3,132,900	57,865
Quality Systems, Inc.	428,600	18,190
Quest Software, Inc. (a)	3,377,621	49,752
Red Hat, Inc. (a)	3,614,010	59,197
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Salesforce.com, Inc. (a)	498,200	$ 19,440
Square Enix Co. Ltd. (d)	169,500	4,246
Take-Two Interactive Software, Inc. (a)(d)	1,293,800	18,100
Ubisoft Entertainment SA (a)(d)	337,100	20,808
VA Software Corp. (a)	1,325,569	5,369
		1,188,218
TOTAL INFORMATION TECHNOLOGY		5,485,329
MATERIALS - 0.6%
Chemicals - 0.2%
Monsanto Co.	472,000	20,872
Containers & Packaging - 0.1%
Smurfit-Stone Container Corp.	500,000	5,330
Metals & Mining - 0.3%
Century Aluminum Co. (a)	315,300	12,271
Titanium Metals Corp. (a)	483,000	14,239
		26,510
TOTAL MATERIALS		52,712
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 0.9%
Cogent Communications Group, Inc. (a)	639,187	9,051
Level 3 Communications, Inc. (a)	7,968,000	42,151
Telenor ASA sponsored ADR	304,900	14,535
Time Warner Telecom, Inc. Class A (sub. vtg.) (a)	344,473	6,869
		72,606
Wireless Telecommunication Services - 0.8%
NII Holdings, Inc. (a)	1,044,800	67,943
SBA Communications Corp. Class A (a)	153,200	4,092
		72,035
TOTAL TELECOMMUNICATION SERVICES		144,641
TOTAL COMMON STOCKS (Cost $7,699,353)		8,505,185
Money Market Funds - 1.5%
	Shares	Value (000s)
Fidelity Cash Central Fund, 5.34% (b)	1,925,795	$ 1,926
Fidelity Securities Lending Cash Central Fund, 5.35% (b)(c)	120,543,576	120,544
TOTAL MONEY MARKET FUNDS (Cost $122,470)		122,470
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $7,821,823)		8,627,655
NET OTHER ASSETS - (1.2)%		(99,678)
NET ASSETS - 100%		$ 8,527,977
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,054,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Solexa, Inc. warrants 11/22/10	11/21/05	$ 0
Solexa, Inc. warrants 1/19/11	1/18/06	$ 0
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 919
Fidelity Securities Lending Cash Central Fund	222
Total	$ 1,141
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Deckers Outdoor Corp.	$ 28,803	$ -	$ -	$ -	$ 35,916
Red Robin Gourmet Burgers, Inc.	53,592	-	3,144	-	63,409
Total	$ 82,395	$ -	$ 3,144	$ -	$ 99,325
Income Tax Information

At October 31, 2006, the aggregate cost of investment securities for income tax purposes was $7,859,552,000. Net unrealized appreciation aggregated $768,103,000, of which $1,270,295,000 related to appreciated investment securities and $502,192,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Real Estate Income Fund

October 31, 2006

1.809106.102

REI-QTLY-1206

Investments October 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 19.9%
	Shares	Value
CONSUMER DISCRETIONARY - 1.3%
Hotels, Restaurants & Leisure - 0.8%
Red Lion Hotels Corp. (a)	71,400	$ 853,230
Starwood Hotels & Resorts Worldwide, Inc.	68,900	4,116,086
		4,969,316
Household Durables - 0.5%
KB Home	22,200	997,668
Lennar Corp. Class A	23,500	1,115,780
Ryland Group, Inc.	24,300	1,116,099
		3,229,547
TOTAL CONSUMER DISCRETIONARY		8,198,863
FINANCIALS - 18.1%
Real Estate Investment Trusts - 18.0%
Acadia Realty Trust (SBI)	48,700	1,244,285
Alexandria Real Estate Equities, Inc.	27,300	2,721,810
American Financial Realty Trust (SBI)	166,100	1,938,387
American Home Mortgage Investment Corp.	6,000	205,020
Annaly Capital Management, Inc.	367,600	4,822,912
Anworth Mortgage Asset Corp.	351,300	3,189,804
Apartment Investment & Management Co. Class A	8,700	498,684
Archstone-Smith Trust	10,400	626,184
AvalonBay Communities, Inc.	22,300	2,922,638
Boston Properties, Inc.	13,400	1,431,522
Capital Lease Funding, Inc.	122,500	1,443,050
CBRE Realty Finance, Inc.	175,000	2,684,500
Cousins Properties, Inc.	25,000	894,250
Developers Diversified Realty Corp.	49,800	3,032,820
DiamondRock Hospitality Co.	37,100	625,877
Douglas Emmett, Inc. (a)	46,200	1,101,870
Duke Realty Corp.	31,000	1,241,860
Education Realty Trust, Inc.	43,000	665,210
Equity Lifestyle Properties, Inc.	89,130	4,391,435
Equity Office Properties Trust	42,300	1,797,750
Equity Residential (SBI)	85,600	4,674,616
Federal Realty Investment Trust (SBI)	33,900	2,717,085
Fieldstone Investment Corp.	190,217	1,546,464
General Growth Properties, Inc.	137,440	7,133,136
Glenborough Realty Trust, Inc.	41,700	1,083,366
GMH Communities Trust	95,900	1,339,723
Health Care Property Investors, Inc.	10,000	314,000
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Healthcare Realty Trust, Inc.	7,300	$ 295,650
HomeBanc Mortgage Corp., Georgia	313,700	1,646,925
Host Hotels & Resorts, Inc.	151,349	3,490,108
Inland Real Estate Corp.	176,100	3,291,309
Innkeepers USA Trust (SBI)	61,500	1,054,725
Kimco Realty Corp.	83,100	3,692,133
KKR Financial Corp.	16,800	450,744
Luminent Mortgage Capital, Inc.	150,000	1,591,500
Maguire Properties, Inc.	7,000	299,320
MFA Mortgage Investments, Inc.	332,400	2,632,608
MortgageIT Holdings, Inc.	169,100	2,397,838
Nationwide Health Properties, Inc.	86,900	2,497,506
New York Mortgage Trust, Inc.	201,000	777,870
Newcastle Investment Corp.	129,300	3,836,331
Opteum, Inc. Class A	101,000	837,290
Origen Financial, Inc. (c)	75,000	425,250
ProLogis Trust	35,366	2,237,607
Redwood Trust, Inc.	13,800	758,586
Regency Centers Corp.	25,700	1,854,512
Resource Capital Corp.	18,600	306,342
Saxon Capital, Inc.	289,000	4,089,350
Simon Property Group, Inc.	23,804	2,311,368
Spirit Finance Corp.	344,600	4,104,186
Strategic Hotel & Resorts, Inc.	42,500	903,975
Thornburg Mortgage, Inc. (SBI)	12,000	308,160
Trustreet Properties, Inc.	65,100	1,104,747
U-Store-It Trust	11,700	256,932
United Dominion Realty Trust, Inc. (SBI)	68,100	2,204,397
Ventas, Inc.	109,500	4,268,310
Vornado Realty Trust	15,500	1,848,375
Washington (REIT) (SBI)	29,200	1,230,780
Winthrop Realty Trust	120,700	749,547
		114,042,539
Real Estate Management & Development - 0.1%
The St. Joe Co.	16,700	898,126
TOTAL FINANCIALS		114,940,665
Common Stocks - continued
	Shares	Value
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
Capital Senior Living Corp. (a)	90,500	$ 864,275
Emeritus Corp. (a)	11,775	282,600
		1,146,875
MATERIALS - 0.3%
Paper & Forest Products - 0.3%
Weyerhaeuser Co.	32,200	2,047,598
TOTAL COMMON STOCKS (Cost $101,755,419)		126,334,001
Preferred Stocks - 23.3%

Convertible Preferred Stocks - 2.7%
FINANCIALS - 2.7%
Real Estate Investment Trusts - 2.7%
Annaly Capital Management, Inc. Series B, 6.00%	20,000	542,600
Crescent Real Estate Equities Co. Series A, 6.75%	17,700	388,515
Equity Office Properties Trust Series B, 5.25%	74,000	4,366,000
Glenborough Realty Trust, Inc. Series A, 7.75%	2,030	51,461
HRPT Properties Trust 6.50% (a)	80,000	2,017,120
Lexington Corporate Properties Trust Series C 6.50%	2,300	102,994
The Mills Corp.:
6.75% (c)	7,008	6,035,640
Series F, 6.75%	600	516,750
Trustreet Properties, Inc. Series C, 7.50%	27,300	683,865
Windrose Medical Properties Trust 7.50%	88,500	2,657,655
		17,362,600
Nonconvertible Preferred Stocks - 20.6%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Hilton Hotels Corp. 8.00%	4,800	122,928
FINANCIALS - 20.6%
Diversified Financial Services - 0.5%
DRA CRT Acquisition Corp. Series A, 8.50%	25,000	606,250
Red Lion Hotels Capital Trust 9.50%	87,750	2,342,925
		2,949,175
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - 19.2%
Accredited Mortgage Loan Trust Series A, 9.75%	172,595	$ 4,363,202
Alexandria Real Estate Equities, Inc.:
Series B, 9.10%	101,200	2,569,468
Series C, 8.375%	65,000	1,719,250
American Home Mortgage Investment Corp.:
Series A, 9.375%	120,000	3,187,200
Series B, 9.25%	123,700	3,167,957
Annaly Capital Management, Inc. Series A, 7.875%	157,000	3,940,700
Anthracite Capital, Inc. Series C, 9.375%	46,000	1,209,800
Anworth Mortgage Asset Corp. Series A, 8.625%	217,827	5,447,853
Apartment Investment & Management Co.:
Series G, 9.375%	66,600	1,782,882
Series T, 8.00%	57,500	1,469,125
Ashford Hospitality Trust, Inc. Series A, 8.55%	100,000	2,610,000
Capital Lease Funding, Inc. Series A, 8.125%	2,000	51,380
CBL & Associates Properties, Inc. Series B, 8.75%	60,000	3,063,000
Cedar Shopping Centers, Inc. 8.875%	90,000	2,407,500
CenterPoint Properties Trust Series D, 5.377%	3,575	2,860,000
Colonial Properties Trust (depositary shares) Series D, 8.125%	3,500	90,160
Cousins Properties, Inc. Series A, 7.75%	81,700	2,087,435
Crescent Real Estate Equities Co. Series B, 9.50%	33,900	874,959
Developers Diversified Realty Corp. (depositary shares) Series F, 8.60%	7,200	184,248
Digital Realty Trust, Inc. Series A, 8.50%	120,000	3,127,200
Duke Realty Corp. (depositary shares) Series B, 7.99%	74,700	3,787,290
Eagle Hospitality Properties Trust, Inc. Series A, 8.25%	24,000	609,600
Eastgroup Properties, Inc. Series D, 7.95%	103,900	2,702,439
Entertainment Properties Trust Series A 9.50%	20,000	514,000
Equity Inns, Inc. Series B, 8.75%	44,600	1,181,454
Federal Realty Investment Trust Series B, 8.50%	11,600	290,464
Glimcher Realty Trust Series F, 8.75%	32,000	819,200
Highwoods Properties, Inc.:
Series A, 8.625%	214	221,490
Series B, 8.00%	8,266	209,543
Home Properties of New York, Inc. Series F, 9.00%	5,000	128,600
HomeBanc Mortgage Corp., Georgia Series A, 10.00%	107,485	2,690,350
Host Hotels & Resorts, Inc. Series E, 8.875%	50,000	1,365,000
HRPT Properties Trust Series B, 8.75%	41,200	1,052,660
Impac Mortgage Holdings, Inc. Series C, 9.125%	86,200	2,076,558
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Innkeepers USA Trust Series C, 8.00%	42,400	$ 1,079,504
LaSalle Hotel Properties:
Series A, 10.25%	208,200	5,377,806
Series B, 8.375%	19,400	504,400
LBA Realty Fund II:
Series A, 8.75% (a)(c)	69,000	2,622,000
Series B, 7.625%	24,800	446,400
Lexington Corporate Properties Trust Series B, 8.05%	74,500	1,895,280
MFA Mortgage Investments, Inc. Series A, 8.50%	229,400	5,741,882
Mid-America Apartment Communities, Inc. Series H, 8.30%	27,800	731,140
Nationwide Health Properties, Inc. 7.677%	36,939	3,734,533
New Century Financial Corp. Series B 9.75%	25,000	625,000
New Plan Excel Realty Trust (depositary shares) Series D, 7.80%	42,106	2,157,933
Newcastle Investment Corp. Series B, 9.75%	199,700	5,202,185
NorthStar Realty Finance Corp. Series A 8.75%	20,000	519,000
Omega Healthcare Investors, Inc. Series D, 8.375%	79,800	2,122,680
Parkway Properties, Inc. Series D, 8.00%	40,000	1,028,000
Prime Group Realty Trust Series B, 9.00%	60,000	1,128,000
ProLogis Trust Series C, 8.54%	6,478	356,290
PS Business Parks, Inc. (depositary shares) Series F, 8.75%	21,500	545,025
RAIT Investment Trust:
Series A, 7.75%	44,200	1,100,580
Series B, 8.375%	81,300	2,134,125
Realty Income Corp. 8.25%	76,800	2,010,624
Saul Centers, Inc. 8.00%	117,700	3,014,297
Simon Property Group, Inc.:
Series G, 7.89%	29,600	1,539,200
Series J, 8.375%	12,500	813,125
Strategic Hotel & Resorts, Inc. 8.50% (c)	119,500	3,077,125
The Mills Corp.:
Series B, 9.00%	46,400	1,004,560
Series C, 9.00%	157,300	3,413,410
Series E, 8.75%	151,020	3,215,216
Series G, 7.875%	20,767	415,340
United Dominion Realty Trust, Inc. Series B, 8.60%	12,500	325,250
		121,741,877
Real Estate Management & Development - 0.3%
Affordable Residential Communties, Inc. Series A, 8.25%	83,000	1,992,000
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.6%
Fannie Mae 7.00%	20,000	$ 1,070,000
MFH Financial Trust I 9.50% (a)(c)	22,660	2,349,842
		3,419,842
TOTAL FINANCIALS		130,102,894
TOTAL NONCONVERTIBLE PREFERRED STOCKS		130,225,822
TOTAL PREFERRED STOCKS (Cost $147,363,862)		147,588,422
Corporate Bonds - 31.9%
		Principal Amount
Convertible Bonds - 2.6%
FINANCIALS - 2.6%
Real Estate Investment Trusts - 2.1%
American Financial Realty Trust 4.375% 7/15/24		$ 10,250,000	9,651,798
Biomed Realty LP 4.5% 10/1/26 (c)		1,000,000	1,018,934
Essex Portfolio LP 3.625% 11/1/25 (c)		400,000	530,330
New Plan Excel Realty Trust 3.7% 9/15/26 (c)		1,000,000	1,011,190
Washington (REIT) 3.875% 9/15/26		750,000	765,750
			12,978,002
Real Estate Management & Development - 0.5%
Affordable Resources Communities LP 7.5% 8/15/25 (c)		1,000,000	1,048,400
ERP Operating LP 3.85% 8/15/26		2,000,000	2,077,940
			3,126,340
TOTAL FINANCIALS			16,104,342
Nonconvertible Bonds - 29.3%
CONSUMER DISCRETIONARY - 4.5%
Hotels, Restaurants & Leisure - 0.6%
Felcor Lodging LP 9% 6/1/11 (d)		1,500,000	1,601,250
Host Marriott LP 7% 8/15/12		1,000,000	1,008,750
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14		1,500,000	1,436,250
			4,046,250
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - 3.9%
Beazer Homes USA, Inc.:
8.125% 6/15/16		$ 1,000,000	$ 1,017,500
8.375% 4/15/12		1,000,000	1,022,500
D.R. Horton, Inc. 4.875% 1/15/10		1,000,000	968,750
K. Hovnanian Enterprises, Inc.:
6% 1/15/10		420,000	396,900
6.25% 1/15/16		1,000,000	910,000
7.5% 5/15/16		1,000,000	967,500
7.75% 5/15/13		4,000,000	3,790,000
KB Home:
5.875% 1/15/15		1,000,000	916,300
6.25% 6/15/15		3,000,000	2,817,591
7.75% 2/1/10		1,500,000	1,500,000
Kimball Hill, Inc. 10.5% 12/15/12		1,000,000	905,000
Meritage Homes Corp. 6.25% 3/15/15		3,000,000	2,700,000
Standard Pacific Corp.:
6.5% 8/15/10		500,000	483,750
9.25% 4/15/12		2,000,000	2,015,000
Stanley-Martin Communities LLC 9.75% 8/15/15		2,020,000	1,565,500
Technical Olympic USA, Inc.:
7.5% 3/15/11		200,000	165,000
8.25% 4/1/11 (c)		500,000	475,000
WCI Communities, Inc. 9.125% 5/1/12		2,250,000	2,058,750
			24,675,041
TOTAL CONSUMER DISCRETIONARY			28,721,291
CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.2%
Ahold Lease Series 2001 A1 pass thru trust certificates 7.82% 1/2/20		1,433,258	1,458,340
FINANCIALS - 23.7%
Real Estate Investment Trusts - 18.8%
AMB Property LP 3.5% 3/1/09		1,000,000	961,574
Archstone-Smith Trust 5% 8/15/07		1,020,000	1,016,063
Arden Realty LP:
5.2% 9/1/11		740,000	741,399
5.25% 3/1/15		400,000	399,527
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Arden Realty LP: - continued
7% 11/15/07		$ 1,000,000	$ 1,016,511
8.5% 11/15/10		1,000,000	1,117,726
AvalonBay Communities, Inc. 5.5% 1/15/12		1,000,000	1,008,664
Bay Apartment Communities, Inc. 6.625% 1/15/08		840,000	850,020
Brandywine Operating Partnership LP 4.5% 11/1/09		1,000,000	974,334
BRE Properties, Inc. 5.75% 9/1/09		1,800,000	1,816,650
Camden Property Trust:
4.375% 1/15/10		2,370,000	2,309,987
7% 11/15/06		943,000	943,463
Colonial Properties Trust 7% 7/14/07		3,450,000	3,482,972
Commercial Net Lease Realty, Inc.:
6.15% 12/15/15		100,000	101,746
6.25% 6/15/14		500,000	512,468
Crescent Real Estate Equities LP 7.5% 9/15/07 (d)		1,500,000	1,507,500
Crescent Real Estate Equities LP/Crescent Finance Co. 9.25% 4/15/09		2,500,000	2,575,000
Developers Diversified Realty Corp.:
5% 5/3/10		1,000,000	987,422
6.625% 1/15/08		550,000	556,850
7.5% 7/15/18		200,000	224,191
Duke Realty LP:
5.25% 1/15/10		200,000	199,485
6.8% 2/12/09		1,500,000	1,543,677
Evans Withycombe Residential LP 7.625% 4/15/07		1,675,000	1,685,943
Federal Realty Investment Trust 6.125% 11/15/07		1,200,000	1,205,160
Health Care Property Investors, Inc.:
6% 3/1/15		500,000	499,197
6.3% 9/15/16		4,500,000	4,580,654
Health Care REIT, Inc.:
6% 11/15/13		1,000,000	998,202
6.2% 6/1/16		1,000,000	1,008,608
7.5% 8/15/07		450,000	453,270
8% 9/12/12		2,450,000	2,703,406
Healthcare Realty Trust, Inc. 8.125% 5/1/11		1,790,000	1,955,115
Heritage Property Investment Trust, Inc. 4.5% 10/15/09		1,500,000	1,464,756
Highwoods/Forsyth LP:
7% 12/1/06		500,000	500,434
7.125% 2/1/08		950,000	966,265
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
HMB Capital Trust V 8.99% 12/15/36 (c)(d)		$ 2,530,000	$ 2,530,000
Hospitality Properties Trust 6.75% 2/15/13		610,000	642,162
Host Hotels & Resorts LP 6.875% 11/1/14 (c)		1,000,000	1,002,500
HRPT Properties Trust:
5.99% 3/16/11 (d)		1,575,000	1,577,485
6.5% 1/15/13		200,000	208,311
iStar Financial, Inc.:
5.125% 4/1/11		1,000,000	984,480
5.73% 9/15/09 (c)(d)		1,000,000	1,000,129
5.94% 3/16/09 (d)		500,000	503,362
6.5% 12/15/13		1,000,000	1,016,200
7% 3/15/08		1,800,000	1,827,000
Liberty Property LP 7.25% 8/15/07		1,500,000	1,509,558
Mack-Cali Realty LP 7.25% 3/15/09		180,000	186,891
Nationwide Health Properties, Inc.:
6% 5/20/15		1,000,000	993,377
6.5% 7/15/11		1,500,000	1,541,433
7.23% 11/8/06		300,000	300,061
8.25% 7/1/12		1,300,000	1,423,928
New Plan Excel Realty Trust 7.35% 6/15/07		1,750,000	1,759,774
Omega Healthcare Investors, Inc. 7% 4/1/14		3,970,000	3,974,963
ProLogis Trust 7.1% 4/15/08		775,000	792,198
Reckson Operating Partnership LP 7.75% 3/15/09		2,600,000	2,717,335
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (c)		500,000	505,613
Security Capital Industrial Trust 7.95% 5/15/08		64,000	65,855
Senior Housing Properties Trust:
7.875% 4/15/15		355,000	366,538
8.625% 1/15/12		3,500,000	3,771,250
Shurgard Storage Centers, Inc.:
5.875% 3/15/13		1,000,000	1,026,565
7.75% 2/22/11		500,000	540,813
Simon Property Group LP 5.375% 8/28/08		550,000	549,060
Tanger Properties LP 9.125% 2/15/08		300,000	312,186
The Rouse Co.:
5.375% 11/26/13		2,000,000	1,866,760
7.2% 9/15/12		3,220,000	3,317,402
Thornburg Mortgage, Inc. 8% 5/15/13		6,995,000	6,890,075
Trustreet Properties, Inc. 7.5% 4/1/15		3,500,000	3,762,500
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
United Dominion Realty Trust, Inc.:
4.5% 3/3/08		$ 1,750,000	$ 1,720,789
5% 1/15/12		1,000,000	975,120
5.13% 1/15/14		500,000	488,723
6.05% 6/1/13		2,500,000	2,543,878
6.5% 6/15/09		325,000	336,122
Ventas Realty LP:
6.5% 6/1/16		2,730,000	2,682,225
6.625% 10/15/14		3,920,000	3,910,200
6.75% 6/1/10		2,100,000	2,157,750
6.75% 4/1/17		2,000,000	2,002,500
8.75% 5/1/09		800,000	848,000
9% 5/1/12		5,011,000	5,574,738
Vornado Realty LP 4.5% 8/15/09		1,000,000	974,440
Vornado Realty Trust 5.625% 6/15/07		2,700,000	2,697,219
			119,245,707
Real Estate Management & Development - 3.9%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13		1,000,000	992,500
8.125% 6/1/12		3,190,000	3,261,775
Colonial Realty LP 6.05% 9/1/16		1,000,000	1,011,550
EOP Operating LP:
4.65% 10/1/10		3,500,000	3,405,028
5.9716% 10/1/10 (d)		3,000,000	3,027,522
6.763% 6/15/07		1,043,000	1,050,669
7.5% 4/19/29		2,000,000	2,291,568
First Industrial LP:
5.25% 6/15/09		1,000,000	993,873
7.375% 3/15/11		2,100,000	2,248,770
7.6% 5/15/07		1,000,000	1,010,497
Post Apartment Homes LP:
5.125% 10/12/11		1,500,000	1,464,212
7.7% 12/20/10		2,500,000	2,692,530
Price Development Co. LP 7.29% 3/11/08		1,100,000	1,109,625
			24,560,119
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Thrifts & Mortgage Finance - 1.0%
Saxon Capital, Inc. 12% 5/1/14 (c)		$ 1,750,000	$ 2,345,000
Wrightwood Capital LLC 9% 6/1/14 (f)		4,000,000	3,960,000
			6,305,000
TOTAL FINANCIALS			150,110,826
HEALTH CARE - 0.6%
Health Care Providers & Services - 0.6%
Tenet Healthcare Corp. 7.375% 2/1/13		4,000,000	3,550,000
TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
American Tower Corp. 7.125% 10/15/12		2,000,000	2,047,500
TOTAL NONCONVERTIBLE BONDS			185,887,957
TOTAL CORPORATE BONDS (Cost $201,305,073)			201,992,299
Asset-Backed Securities - 3.8%

Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M9, 7.82% 10/25/34 (c)(d)		2,000,000	1,904,625
Conseco Finance Securitizations Corp.:
Series 2000-4 Class A4, 7.73% 4/1/31		214,314	214,264
Series 2002-2 Class M2, 9.163% 3/1/33		500,000	367,060
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A Class D, 9% 12/28/35 (c)		500,000	538,000
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (c)		850,000	931,813
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2005-1 Class D, 5.612% 6/15/35 (c)		2,000,000	1,992,915
Diversified REIT Trust:
Series 1999-1A Class H, 6.78% 3/18/11 (c)(d)		1,785,000	1,751,269
Series 2000-1A Class G, 6.971% 3/8/10 (c)		1,720,000	1,722,555
Fairfield Street Solar Corp. Series 2004-1A Class E1, 8.765% 11/28/39 (c)(d)		550,000	559,994
Gramercy Real Estate CDO Ltd. Series 2005-1A Class H, 7.3769% 7/25/35 (c)(d)		2,000,000	2,031,260
Asset-Backed Securities - continued
		Principal Amount	Value
Green Tree Financial Corp. Series 1996-4 Class M1, 7.75% 6/15/27		$ 1,788,179	$ 1,484,188
GSAMP Trust Series 2005-HE3 Class B3, 7.82% 6/25/35 (d)		1,259,000	1,127,699
Guggenheim Structured Real Estate Funding Ltd./Guggenheim Structured Real Estate Funding LLC Series 2005-2A:
Class D, 6.87% 8/26/30 (c)(d)		735,000	737,279
Class E, 7.32% 8/26/30 (c)(d)		1,420,000	1,428,662
Kent Funding III Ltd. 0% 11/5/47 (c)		1,650,000	1,497,375
Merit Securities Corp. Series 13 Class M1, 8.63% 12/28/33		500,000	455,000
Park Place Securities NIMS Trust Series 2004-WCW1 Class NOTE, 5.65% 9/25/34 (c)		74,984	74,684
Park Place Securities, Inc. Series 2004-WHQ2 Class M10, 7.82% 2/25/35 (c)(d)		1,500,000	1,393,320
Resi Finance LP Series 2006-B Class B6, 7.02% 6/15/38 (c)(d)		997,412	997,397
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 8.13% 2/5/36 (c)(d)		3,000,000	2,797,500
TOTAL ASSET-BACKED SECURITIES (Cost $24,196,273)			24,006,859
Collateralized Mortgage Obligations - 2.6%

Private Sponsor - 2.5%
Countrywide Home Loans, Inc.:
Series 2002-38 Class B3, 5% 2/25/18 (c)		200,434	184,491
Series 2002-R2 Class 2B3, 5.7255% 7/25/33 (c)(d)		266,991	177,044
Series 2003-40 Class B3, 4.5% 10/25/18 (c)		253,553	223,010
Series 2003-R2 Class B3, 5.5% 5/25/43 (c)		579,047	460,400
Series 2003-R3:
Class B2, 5.5% 11/25/33		1,829,989	1,702,025
Class B3, 5.5% 11/25/33 (c)		547,958	431,917
Series 2004-R1 Class 1B3, 5.5% 11/25/34 (c)(d)		613,589	469,865
Diversified REIT Trust Series 2000-1A Class F, 6.971% 3/8/10 (c)		1,512,000	1,539,986
Residential Finance LP/Residential Finance Development Corp. floater:
Series 2003-B Class B9, 17.27% 7/10/35 (c)(d)		940,742	983,053
Series 2004-C Class B5, 6.67% 9/10/36 (c)(d)		388,174	391,132
Series 2005-A Class B6, 7.32% 3/10/37 (c)(d)		1,954,065	1,962,843
Series 2005-B Class B6, 6.92% 6/10/37 (c)(d)		973,898	974,006
Collateralized Mortgage Obligations - continued
		Principal Amount	Value
Private Sponsor - continued
Residential Finance LP/Residential Finance Development Corp. floater: - continued
Series 2005-D Class B6, 7.57% 12/15/37 (c)(d)		$ 491,961	$ 498,873
Residential Funding Mortgage Securities I, Inc. Series 2002-S20 Class M3, 5.25% 12/25/17		81,659	79,302
Residential Funding Securities Corp. Series 2002-RM1 Class BI1, 5.5% 12/25/17 (c)		169,674	165,174
Resix Finance Ltd. floater:
Series 2003-D Class B8, 11.82% 12/10/35 (c)(d)		710,506	724,737
Series 2004-A Class B7, 9.57% 2/10/36 (c)(d)		672,924	679,348
Series 2004-B Class B7, 9.32% 2/10/36 (c)(d)		808,707	813,378
Series 2005-C Class B7, 8.42% 9/10/37 (c)(d)		1,970,088	1,970,075
Series 2006-B Class B7, 9.17% 7/15/38 (c)(d)		997,412	997,397
TOTAL PRIVATE SPONSOR			15,428,056
U.S. Government Agency - 0.1%
Fannie Mae REMIC Trust:
Series 2003-W1 Subordinate REMIC Pass-Through Certificate, Class B3, 5.75% 12/25/42		328,196	267,033
Series 2003-W4 Subordinate REMIC Pass-Through Certificate, Class 2B3, 5.9759% 10/25/42 (c)(d)		82,205	55,158
Series 2003-W10 Subordinate REMIC Pass-Through Certificate, Class 2B3, 5.8587% 6/25/43 (d)		191,196	123,760
Series 2001-W3 Subordinate REMIC Pass-Through Certificate, Class B3, 7% 9/25/41		284,496	252,244
Series 2002-W1 Subordinate REMIC Pass-Through Certificate, Class 3B3, 5.6996% 2/25/42 (c)(d)		166,029	113,284
TOTAL U.S. GOVERNMENT AGENCY			811,479
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $16,213,274)			16,239,535
Commercial Mortgage Securities - 8.0%

Asset Securitization Corp. Series 1997-D4 Class B2, 7.525% 4/14/29		515,000	566,073
Banc of America Commercial Mortgage, Inc. Series 2003-2:
Class BWD, 6.947% 10/11/37 (c)		424,166	433,643
Class BWE, 7.226% 10/11/37 (c)		574,677	593,983
Class BWF, 7.55% 10/11/37 (c)		507,240	529,841
Class BWG, 8.155% 10/11/37 (c)		491,603	526,710
Commercial Mortgage Securities - continued
		Principal Amount	Value
Banc of America Commercial Mortgage, Inc. Series 2003-2: - continued
Class BWH, 9.073% 10/11/37 (c)		$ 258,018	$ 286,063
Class BWJ, 9.99% 10/11/37 (c)		424,166	486,092
Class BWK, 10.676% 10/11/37 (c)		333,273	389,097
Class BWL, 10.1596% 10/11/37 (c)		561,971	635,246
Banc of America Large Loan, Inc. floater:
Series 2005-ESHA Class K, 7.12% 7/14/08 (c)(d)		3,000,000	3,009,675
Series 2005-MIB1 Class K, 7.32% 3/15/22 (c)(d)		700,000	694,941
Capital Trust RE CDO Ltd. floater Series 2005-1A Class D, 6.82% 3/20/50 (c)(d)		2,250,000	2,252,025
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1997-C2 Class F, 7.46% 1/17/35 (d)		2,000,000	2,216,878
Series 2004-FL1A Class G, 8.2194% 5/15/14 (c)(d)		1,739,397	1,740,505
Series 2004-TF2A Class AX, 1.1432% 11/15/19 (c)(d)(e)		16,399,007	61,496
First Chicago/Lennar Trust I weighted average coupon Series 1997-CHL1 Class E, 7.6262% 4/29/39 (c)(d)		2,610,949	2,653,377
Global Signal Trust III Series 2006-1 Class F, 7.036% 2/15/36 (c)		1,015,000	1,036,735
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2 Class F, 6.75% 4/15/29 (d)		2,767,000	2,917,023
Series 2003-J10 Class B2, 6.75% 4/15/29 (d)		1,000,000	1,014,219
J.P. Morgan Commercial Mortgage Finance Corp.:
Series 1997-C5 Class F, 7.5605% 9/15/29		2,000,000	2,194,857
Series 1999-C7 Class F, 6% 10/15/35 (c)		350,000	349,317
Series 1999-C8:
Class G, 6% 7/15/31 (c)		1,385,000	1,370,928
Class H, 6% 7/15/31 (c)		2,638,000	2,460,753
Series 2000-C9 Class G, 6.25% 10/15/32 (c)		2,425,000	2,470,494
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2001-A:
Class G, 6% 10/15/32 (c)(d)		2,895,000	2,854,731
Class X, 1.6993% 10/15/32 (c)(d)(e)		19,827,545	494,241
Merrill Lynch Financial Asset, Inc. Series 2005-CA16:
Class F, 4.384% 7/12/15	CAD	710,000	553,712
Class G, 4.384% 7/12/15	CAD	355,000	267,486
Class H, 4.384% 7/12/15	CAD	236,000	155,836
Class J, 4.384% 7/12/15	CAD	355,000	215,849
Class K, 4.384% 7/12/15	CAD	355,000	202,287
Class L, 4.384% 7/12/15	CAD	236,000	126,152
Class M, 4.384% 7/12/15	CAD	995,000	350,401
Merrill Lynch Mortgage Investors, Inc.:
Series 1999-C1 Class G, 6.71% 11/15/31 (c)		3,359,000	2,878,260
Commercial Mortgage Securities - continued
		Principal Amount	Value
Merrill Lynch Mortgage Investors, Inc.: - continued
Series 2001-HRPA Class G, 6.778% 2/3/16 (c)		$ 820,000	$ 842,036
Mezz Capital Commercial Mortgage Trust Series 2004-C1:
Class D, 6.988% 9/15/13		750,000	750,930
Class E, 7.983% 10/15/13		1,453,000	1,490,289
Class X, 7.846% 1/15/18 (d)		7,157,439	2,514,050
Morgan Stanley Capital I, Inc.:
Series 1997-C1 Class F, 6.85% 2/15/20 (c)		500,000	499,339
Series 1997-HF1 Class G, 6.86% 7/15/29 (c)		555,000	556,114
SBA CMBS Trust Series 2006-1A Class J, 7.825% 11/15/36		1,000,000	1,006,140
Timberstar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (c)		2,000,000	2,030,449
Wachovia Ltd./Wachovia LLC Series 2006-1 Class 1Ml, LIBOR + 5.5% 9/25/26 (c)(d)		2,000,000	2,004,880
Wrightwood Capital Real Estate CDO Ltd. floater Series 2005-1A Class F, 7.3425% 11/21/40 (c)(d)		250,000	253,078
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $48,665,338)			50,936,231
Floating Rate Loans - 3.0%

CONSUMER DISCRETIONARY - 0.8%
Hotels, Restaurants & Leisure - 0.2%
Landry's Seafood Restaurants, Inc. term loan 7.1201% 12/28/10 (d)		997,462	996,215
Specialty Retail - 0.6%
The Pep Boys - Manny, Moe & Jack term loan 8.07% 10/25/13 (d)		60,396	61,075
Toys 'R' US, Inc. term loan 8.32% 12/9/08 (d)		3,600,000	3,609,000
			3,670,075
TOTAL CONSUMER DISCRETIONARY			4,666,290
CONSUMER STAPLES - 0.3%
Food & Staples Retailing - 0.3%
Cumberland Farms, Inc. term loan 7.37% 9/29/13 (d)		2,000,000	2,007,500
Floating Rate Loans - continued
		Principal Amount	Value
FINANCIALS - 1.3%
Diversified Financial Services - 0.4%
Landsource Communication Development LLC Tranche B, term loan 7.875% 3/31/10 (d)		$ 2,700,000	$ 2,666,250
Real Estate Investment Trusts - 0.6%
Apartment Investment & Management Co. term loan 6.9088% 3/22/11 (d)		2,200,000	2,205,500
Capital Automotive (REIT) Tranche B, term loan 7.08% 12/16/10 (d)		97,679	98,045
General Growth Properties, Inc. Tranche A1, term loan 6.57% 2/24/10 (d)		1,000,000	992,500
Lion Gables Realty LP term loan 7.07% 3/31/07 (d)		35,811	35,855
Newkirk Master LP Tranche B, term loan 7.0725% 8/11/08 (d)		80,256	80,156
			3,412,056
Real Estate Management & Development - 0.1%
MDS Realty Holdings LLC Tranche M3, term loan 8.82% 1/8/08 (d)		446,274	446,274
Shea Mountain House LLC Tranche B, term loan 7.33% 5/11/11 (d)		348,250	337,803
			784,077
Thrifts & Mortgage Finance - 0.2%
Charter Municipal Mortgage Acceptance Co. term loan 7.9% 8/15/12 (d)		1,500,000	1,505,625
TOTAL FINANCIALS			8,368,008
HEALTH CARE - 0.5%
Health Care Providers & Services - 0.5%
HealthSouth Corp. term loan 8.62% 3/10/13 (d)		2,992,500	3,003,722
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Crown Castle Operating Co. Tranche B, term loan 7.65% 6/1/14 (d)		837,900	841,042
TOTAL FLOATING RATE LOANS (Cost $18,898,654)			18,886,562
Preferred Securities - 0.7%
	Principal Amount	Value
FINANCIALS - 0.7%
Diversified Financial Services - 0.7%
Cairn High Grade ABS CDO II Ltd. Series 2006-2A Class SUB, 1/13/47 (c)	$ 1,000,000	$ 915,000
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (c)	500,000	525,419
Crest Dartmouth Street 2003 1 Ltd. Series 2003-1A Class PS, 6/28/38 (c)	590,000	679,594
Harp High Grade CDO I Ltd. Series 2006-1, 7/8/46 (c)	810,000	785,700
Ipswich Street CDO Series 2006-1, 6/27/46 (c)	1,350,000	1,309,500
		4,215,213
TOTAL PREFERRED SECURITIES (Cost $4,171,150)		4,215,213
Fixed-Income Funds - 3.1%
	Shares
Fidelity Ultra-Short Central Fund (g) (Cost $19,995,490)	200,884	19,989,967
Money Market Funds - 2.9%

Fidelity Cash Central Fund, 5.34% (b) (Cost $18,093,720)	18,093,720	18,093,720
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $600,658,253)		628,282,809
NET OTHER ASSETS - 0.8%		5,255,599
NET ASSETS - 100%		$ 633,538,408
Currency Abbreviation
CAD - Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $98,760,034 or 15.6% of net assets.

(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,960,000 or 0.6% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Wrightwood Capital LLC 9% 6/1/14	1/1/05	$ 4,000,000

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each Fidelity Central Fund, as of the Investing Fund's report date, is available upon request or at fidelity.com. The reports are located just after the Investing Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, each Fidelity Central Fund's financial statements are available on the EDGAR database on the SEC's web site, www.sec.gov, or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 373,466
Fidelity Ultra-Short Central Fund	280,166
Total	$ 653,632
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Ultra-Short Central Fund	$ 19,983,940	$ -	$ -	$ 19,989,967	0.2%
Income Tax Information

At October 31, 2006, the aggregate cost of investment securities for income tax purposes was $600,905,271. Net unrealized appreciation aggregated $27,377,538, of which $37,932,215 related to appreciated investment securities and $10,554,677 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Small Cap Growth Fund

October 31, 2006

1.823237.101

SCP-QTLY-1206

Investments October 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
CONSUMER DISCRETIONARY - 12.2%
Diversified Consumer Services - 1.5%
DeVry, Inc. (a)	175,000	$ 4,261,250
Sotheby's Class A (ltd. vtg.)	96,200	3,655,600
		7,916,850
Hotels, Restaurants & Leisure - 2.9%
Domino's Pizza, Inc.	152,700	4,150,386
McCormick & Schmick's Seafood Restaurants (a)	94,700	2,489,663
Penn National Gaming, Inc. (a)	142,900	5,225,853
Ruth's Chris Steak House, Inc. (a)	163,500	3,219,315
		15,085,217
Household Durables - 0.5%
Lifetime Brands, Inc. (d)	124,077	2,542,338
Internet & Catalog Retail - 1.0%
Coldwater Creek, Inc. (a)	171,000	5,213,790
Media - 2.2%
Focus Media Holding Ltd. ADR (a)	80,600	4,262,934
New Frontier Media, Inc. (a)	479,632	4,225,558
R.H. Donnelley Corp.	50,000	3,011,000
		11,499,492
Specialty Retail - 2.3%
Eddie Bauer Holdings, Inc. (a)	235,000	1,739,000
The Children's Place Retail Stores, Inc. (a)	90,600	6,359,214
Zumiez, Inc. (a)(d)	126,300	4,150,218
		12,248,432
Textiles, Apparel & Luxury Goods - 1.8%
Crocs, Inc. (d)	95,000	3,763,900
Volcom, Inc. (a)(d)	172,600	5,654,376
		9,418,276
TOTAL CONSUMER DISCRETIONARY		63,924,395
CONSUMER STAPLES - 0.9%
Personal Products - 0.9%
Herbalife Ltd. (a)	127,000	4,648,200
ENERGY - 10.9%
Energy Equipment & Services - 3.7%
Hornbeck Offshore Services, Inc. (a)	126,500	4,565,385
NATCO Group, Inc. Class A (a)	112,600	3,731,564
Oil States International, Inc. (a)	94,200	2,735,568
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Pason Systems, Inc.	158,400	$ 2,040,230
Superior Energy Services, Inc. (a)	193,000	6,040,900
		19,113,647
Oil, Gas & Consumable Fuels - 7.2%
Cabot Oil & Gas Corp.	110,000	5,820,100
Forest Oil Corp. (a)	103,800	3,388,032
Foundation Coal Holdings, Inc.	192,500	7,066,675
Holly Corp.	79,400	3,776,264
Mariner Energy, Inc. (a)	307,910	6,102,776
Plains Exploration & Production Co. (a)	75,000	3,171,750
Range Resources Corp.	208,350	5,656,703
Tesoro Corp.	43,700	2,794,178
Western Refining, Inc.	5,900	139,004
		37,915,482
TOTAL ENERGY		57,029,129
FINANCIALS - 6.7%
Commercial Banks - 0.7%
Center Financial Corp., California	151,600	3,662,656
Insurance - 5.4%
American Equity Investment Life Holding Co.	309,100	3,944,116
Aspen Insurance Holdings Ltd.	193,200	4,795,224
National Financial Partners Corp.	125,500	4,944,700
RAM Holdings Ltd.	200,000	2,600,000
RLI Corp.	72,000	3,903,120
Universal American Financial Corp. (a)	225,000	4,182,750
Willis Group Holdings Ltd.	111,500	4,240,345
		28,610,255
Real Estate Management & Development - 0.6%
CB Richard Ellis Group, Inc. Class A (a)	99,300	2,981,979
TOTAL FINANCIALS		35,254,890
HEALTH CARE - 15.7%
Biotechnology - 0.8%
Myogen, Inc. (a)	85,500	4,471,650
Health Care Equipment & Supplies - 4.0%
DJO, Inc. (a)	193,800	7,796,574
Inverness Medical Innovations, Inc. (a)	144,300	5,438,667
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Merit Medical Systems, Inc. (a)	174,100	$ 2,752,521
Respironics, Inc. (a)	141,800	5,008,376
		20,996,138
Health Care Providers & Services - 6.1%
Amedisys, Inc. (a)(d)	90,700	3,679,699
Chemed Corp.	71,700	2,544,633
Healthways, Inc. (a)	116,300	4,925,305
Humana, Inc. (a)	61,700	3,702,000
Omnicare, Inc. (d)	150,900	5,716,092
Sierra Health Services, Inc. (a)	151,500	5,187,360
VCA Antech, Inc. (a)	183,800	5,949,606
		31,704,695
Health Care Technology - 1.4%
Per-Se Technologies, Inc. (a)	290,000	7,099,200
Life Sciences Tools & Services - 0.9%
ICON PLC sponsored ADR	124,990	4,484,641
Pharmaceuticals - 2.5%
Adams Respiratory Therapeutics, Inc. (a)	96,700	4,167,770
Kos Pharmaceuticals, Inc. (a)	105,200	5,233,700
Medicis Pharmaceutical Corp. Class A	106,300	3,724,752
		13,126,222
TOTAL HEALTH CARE		81,882,546
INDUSTRIALS - 17.0%
Aerospace & Defense - 1.8%
BE Aerospace, Inc. (a)	160,000	4,044,800
Heico Corp. Class A	85,700	2,570,143
Hexcel Corp. (a)(d)	186,700	3,022,673
		9,637,616
Air Freight & Logistics - 1.3%
Hub Group, Inc. Class A	256,000	6,952,960
Building Products - 0.6%
NCI Building Systems, Inc. (a)	50,000	2,992,500
Commercial Services & Supplies - 4.9%
Administaff, Inc.	129,000	4,444,050
CDI Corp.	130,400	3,082,656
Clean Harbors, Inc. (a)	114,600	4,903,734
Huron Consulting Group, Inc. (a)	147,600	5,898,096
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Navigant Consulting, Inc. (a)	170,000	$ 3,027,700
Tele Atlas NV (a)(d)	223,900	4,201,054
		25,557,290
Construction & Engineering - 0.7%
Chicago Bridge & Iron Co. NV (NY Shares)	149,000	3,659,440
Electrical Equipment - 2.7%
C&D Technologies, Inc.	474,110	2,351,586
EnerSys (a)	138,900	2,448,807
Genlyte Group, Inc. (a)	34,000	2,626,840
Q-Cells AG (d)	96,000	3,798,566
Ultralife Batteries, Inc. (a)(d)	240,000	2,877,600
		14,103,399
Machinery - 3.9%
Bucyrus International, Inc. Class A	122,300	5,124,370
Flowserve Corp. (a)	68,800	3,646,400
Graco, Inc.	58,000	2,364,080
Greenbrier Companies, Inc.	68,000	2,550,000
Manitowoc Co., Inc.	73,000	4,006,240
Watts Water Technologies, Inc. Class A	71,200	2,650,064
		20,341,154
Road & Rail - 0.6%
Landstar System, Inc.	67,300	3,125,412
Trading Companies & Distributors - 0.5%
WESCO International, Inc. (a)	43,000	2,806,610
TOTAL INDUSTRIALS		89,176,381
INFORMATION TECHNOLOGY - 26.3%
Communications Equipment - 3.1%
F5 Networks, Inc. (a)	71,100	4,706,109
Harris Corp.	191,100	8,140,859
MasTec, Inc. (a)	311,300	3,408,735
		16,255,703
Computers & Peripherals - 0.7%
Neoware, Inc. (a)(d)	55,019	658,577
Synaptics, Inc. (a)	100,000	2,836,000
		3,494,577
Electronic Equipment & Instruments - 3.3%
Amphenol Corp. Class A	41,800	2,838,220
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Cogent, Inc. (a)(d)	236,900	$ 2,724,350
FARO Technologies, Inc. (a)	123,593	2,353,211
ScanSource, Inc. (a)	110,400	3,465,456
Trimble Navigation Ltd. (a)	122,400	5,657,328
		17,038,565
Internet Software & Services - 3.7%
CyberSource Corp. (a)	298,666	3,061,327
Digitas, Inc. (a)	514,600	5,434,176
Equinix, Inc. (a)(d)	67,200	4,596,480
j2 Global Communications, Inc. (a)	234,200	6,426,448
		19,518,431
IT Services - 7.4%
CACI International, Inc. Class A (a)	45,500	2,618,070
Iron Mountain, Inc. (a)	124,000	5,377,880
Lionbridge Technologies, Inc. (a)	805,346	5,452,192
Ness Technologies, Inc. (a)	534,300	7,896,954
Satyam Computer Services Ltd. sponsored ADR (d)	230,000	5,085,300
SI International, Inc. (a)	174,647	5,791,295
TALX Corp.	273,025	6,639,968
		38,861,659
Office Electronics - 0.8%
Zebra Technologies Corp. Class A (a)	117,100	4,364,317
Semiconductors & Semiconductor Equipment - 5.4%
California Micro Devices Corp. (a)	654,000	2,812,200
Entegris, Inc. (a)	441,200	4,945,852
FormFactor, Inc. (a)	139,200	5,314,656
Intersil Corp. Class A	100,000	2,345,000
Microsemi Corp. (a)	166,400	3,261,440
Rudolph Technologies, Inc. (a)	249,000	4,397,340
Tessera Technologies, Inc. (a)	153,600	5,362,176
		28,438,664
Software - 1.9%
Blackbaud, Inc.	236,259	5,906,475
Moldflow Corp. (a)	174,100	2,184,955
Quality Systems, Inc.	37,800	1,604,232
		9,695,662
TOTAL INFORMATION TECHNOLOGY		137,667,578
Common Stocks - continued
	Shares	Value
MATERIALS - 5.9%
Metals & Mining - 5.9%
Allegheny Technologies, Inc. (d)	33,500	$ 2,637,455
Carpenter Technology Corp.	63,800	6,825,962
Meridian Gold, Inc. (a)	230,500	5,804,333
Oregon Steel Mills, Inc. (a)	106,600	5,799,040
Reliance Steel & Aluminum Co.	116,000	3,984,600
Titanium Metals Corp. (a)	199,800	5,890,104
		30,941,494
TELECOMMUNICATION SERVICES - 0.7%
Wireless Telecommunication Services - 0.7%
Dobson Communications Corp. Class A	456,400	3,541,664
UTILITIES - 0.8%
Multi-Utilities - 0.8%
CMS Energy Corp. (a)	283,600	4,222,804
TOTAL COMMON STOCKS (Cost $462,059,157)		508,289,081
Money Market Funds - 7.0%

Fidelity Cash Central Fund, 5.34% (b)	21,420,212	21,420,212
Fidelity Securities Lending Cash Central Fund, 5.35% (b)(c)	15,168,420	15,168,420
TOTAL MONEY MARKET FUNDS (Cost $36,588,632)		36,588,632
TOTAL INVESTMENT PORTFOLIO - 104.1% (Cost $498,647,789)		544,877,713
NET OTHER ASSETS - (4.1)%		(21,564,431)
NET ASSETS - 100%		$ 523,313,282
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 278,395
Fidelity Securities Lending Cash Central Fund	16,505
Total	$ 294,900
Income Tax Information

At October 31, 2006, the aggregate cost of investment securities for income tax purposes was $499,932,825. Net unrealized appreciation aggregated $44,944,888, of which $66,289,060 related to appreciated investment securities and $21,344,172 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor
Small Cap Growth Fund

Class A
Class T
Class B
Class C
Institutional Class

Class A, Class T, Class B, Class C
and Institutional Class are classes of
Fidelity® Small Cap Growth Fund.

October 31, 2006

1.824307.101

ASCP-QTLY-1206

Investments October 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
CONSUMER DISCRETIONARY - 12.2%
Diversified Consumer Services - 1.5%
DeVry, Inc. (a)	175,000	$ 4,261,250
Sotheby's Class A (ltd. vtg.)	96,200	3,655,600
		7,916,850
Hotels, Restaurants & Leisure - 2.9%
Domino's Pizza, Inc.	152,700	4,150,386
McCormick & Schmick's Seafood Restaurants (a)	94,700	2,489,663
Penn National Gaming, Inc. (a)	142,900	5,225,853
Ruth's Chris Steak House, Inc. (a)	163,500	3,219,315
		15,085,217
Household Durables - 0.5%
Lifetime Brands, Inc. (d)	124,077	2,542,338
Internet & Catalog Retail - 1.0%
Coldwater Creek, Inc. (a)	171,000	5,213,790
Media - 2.2%
Focus Media Holding Ltd. ADR (a)	80,600	4,262,934
New Frontier Media, Inc. (a)	479,632	4,225,558
R.H. Donnelley Corp.	50,000	3,011,000
		11,499,492
Specialty Retail - 2.3%
Eddie Bauer Holdings, Inc. (a)	235,000	1,739,000
The Children's Place Retail Stores, Inc. (a)	90,600	6,359,214
Zumiez, Inc. (a)(d)	126,300	4,150,218
		12,248,432
Textiles, Apparel & Luxury Goods - 1.8%
Crocs, Inc. (d)	95,000	3,763,900
Volcom, Inc. (a)(d)	172,600	5,654,376
		9,418,276
TOTAL CONSUMER DISCRETIONARY		63,924,395
CONSUMER STAPLES - 0.9%
Personal Products - 0.9%
Herbalife Ltd. (a)	127,000	4,648,200
ENERGY - 10.9%
Energy Equipment & Services - 3.7%
Hornbeck Offshore Services, Inc. (a)	126,500	4,565,385
NATCO Group, Inc. Class A (a)	112,600	3,731,564
Oil States International, Inc. (a)	94,200	2,735,568
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Pason Systems, Inc.	158,400	$ 2,040,230
Superior Energy Services, Inc. (a)	193,000	6,040,900
		19,113,647
Oil, Gas & Consumable Fuels - 7.2%
Cabot Oil & Gas Corp.	110,000	5,820,100
Forest Oil Corp. (a)	103,800	3,388,032
Foundation Coal Holdings, Inc.	192,500	7,066,675
Holly Corp.	79,400	3,776,264
Mariner Energy, Inc. (a)	307,910	6,102,776
Plains Exploration & Production Co. (a)	75,000	3,171,750
Range Resources Corp.	208,350	5,656,703
Tesoro Corp.	43,700	2,794,178
Western Refining, Inc.	5,900	139,004
		37,915,482
TOTAL ENERGY		57,029,129
FINANCIALS - 6.7%
Commercial Banks - 0.7%
Center Financial Corp., California	151,600	3,662,656
Insurance - 5.4%
American Equity Investment Life Holding Co.	309,100	3,944,116
Aspen Insurance Holdings Ltd.	193,200	4,795,224
National Financial Partners Corp.	125,500	4,944,700
RAM Holdings Ltd.	200,000	2,600,000
RLI Corp.	72,000	3,903,120
Universal American Financial Corp. (a)	225,000	4,182,750
Willis Group Holdings Ltd.	111,500	4,240,345
		28,610,255
Real Estate Management & Development - 0.6%
CB Richard Ellis Group, Inc. Class A (a)	99,300	2,981,979
TOTAL FINANCIALS		35,254,890
HEALTH CARE - 15.7%
Biotechnology - 0.8%
Myogen, Inc. (a)	85,500	4,471,650
Health Care Equipment & Supplies - 4.0%
DJO, Inc. (a)	193,800	7,796,574
Inverness Medical Innovations, Inc. (a)	144,300	5,438,667
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Merit Medical Systems, Inc. (a)	174,100	$ 2,752,521
Respironics, Inc. (a)	141,800	5,008,376
		20,996,138
Health Care Providers & Services - 6.1%
Amedisys, Inc. (a)(d)	90,700	3,679,699
Chemed Corp.	71,700	2,544,633
Healthways, Inc. (a)	116,300	4,925,305
Humana, Inc. (a)	61,700	3,702,000
Omnicare, Inc. (d)	150,900	5,716,092
Sierra Health Services, Inc. (a)	151,500	5,187,360
VCA Antech, Inc. (a)	183,800	5,949,606
		31,704,695
Health Care Technology - 1.4%
Per-Se Technologies, Inc. (a)	290,000	7,099,200
Life Sciences Tools & Services - 0.9%
ICON PLC sponsored ADR	124,990	4,484,641
Pharmaceuticals - 2.5%
Adams Respiratory Therapeutics, Inc. (a)	96,700	4,167,770
Kos Pharmaceuticals, Inc. (a)	105,200	5,233,700
Medicis Pharmaceutical Corp. Class A	106,300	3,724,752
		13,126,222
TOTAL HEALTH CARE		81,882,546
INDUSTRIALS - 17.0%
Aerospace & Defense - 1.8%
BE Aerospace, Inc. (a)	160,000	4,044,800
Heico Corp. Class A	85,700	2,570,143
Hexcel Corp. (a)(d)	186,700	3,022,673
		9,637,616
Air Freight & Logistics - 1.3%
Hub Group, Inc. Class A	256,000	6,952,960
Building Products - 0.6%
NCI Building Systems, Inc. (a)	50,000	2,992,500
Commercial Services & Supplies - 4.9%
Administaff, Inc.	129,000	4,444,050
CDI Corp.	130,400	3,082,656
Clean Harbors, Inc. (a)	114,600	4,903,734
Huron Consulting Group, Inc. (a)	147,600	5,898,096
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Navigant Consulting, Inc. (a)	170,000	$ 3,027,700
Tele Atlas NV (a)(d)	223,900	4,201,054
		25,557,290
Construction & Engineering - 0.7%
Chicago Bridge & Iron Co. NV (NY Shares)	149,000	3,659,440
Electrical Equipment - 2.7%
C&D Technologies, Inc.	474,110	2,351,586
EnerSys (a)	138,900	2,448,807
Genlyte Group, Inc. (a)	34,000	2,626,840
Q-Cells AG (d)	96,000	3,798,566
Ultralife Batteries, Inc. (a)(d)	240,000	2,877,600
		14,103,399
Machinery - 3.9%
Bucyrus International, Inc. Class A	122,300	5,124,370
Flowserve Corp. (a)	68,800	3,646,400
Graco, Inc.	58,000	2,364,080
Greenbrier Companies, Inc.	68,000	2,550,000
Manitowoc Co., Inc.	73,000	4,006,240
Watts Water Technologies, Inc. Class A	71,200	2,650,064
		20,341,154
Road & Rail - 0.6%
Landstar System, Inc.	67,300	3,125,412
Trading Companies & Distributors - 0.5%
WESCO International, Inc. (a)	43,000	2,806,610
TOTAL INDUSTRIALS		89,176,381
INFORMATION TECHNOLOGY - 26.3%
Communications Equipment - 3.1%
F5 Networks, Inc. (a)	71,100	4,706,109
Harris Corp.	191,100	8,140,859
MasTec, Inc. (a)	311,300	3,408,735
		16,255,703
Computers & Peripherals - 0.7%
Neoware, Inc. (a)(d)	55,019	658,577
Synaptics, Inc. (a)	100,000	2,836,000
		3,494,577
Electronic Equipment & Instruments - 3.3%
Amphenol Corp. Class A	41,800	2,838,220
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Cogent, Inc. (a)(d)	236,900	$ 2,724,350
FARO Technologies, Inc. (a)	123,593	2,353,211
ScanSource, Inc. (a)	110,400	3,465,456
Trimble Navigation Ltd. (a)	122,400	5,657,328
		17,038,565
Internet Software & Services - 3.7%
CyberSource Corp. (a)	298,666	3,061,327
Digitas, Inc. (a)	514,600	5,434,176
Equinix, Inc. (a)(d)	67,200	4,596,480
j2 Global Communications, Inc. (a)	234,200	6,426,448
		19,518,431
IT Services - 7.4%
CACI International, Inc. Class A (a)	45,500	2,618,070
Iron Mountain, Inc. (a)	124,000	5,377,880
Lionbridge Technologies, Inc. (a)	805,346	5,452,192
Ness Technologies, Inc. (a)	534,300	7,896,954
Satyam Computer Services Ltd. sponsored ADR (d)	230,000	5,085,300
SI International, Inc. (a)	174,647	5,791,295
TALX Corp.	273,025	6,639,968
		38,861,659
Office Electronics - 0.8%
Zebra Technologies Corp. Class A (a)	117,100	4,364,317
Semiconductors & Semiconductor Equipment - 5.4%
California Micro Devices Corp. (a)	654,000	2,812,200
Entegris, Inc. (a)	441,200	4,945,852
FormFactor, Inc. (a)	139,200	5,314,656
Intersil Corp. Class A	100,000	2,345,000
Microsemi Corp. (a)	166,400	3,261,440
Rudolph Technologies, Inc. (a)	249,000	4,397,340
Tessera Technologies, Inc. (a)	153,600	5,362,176
		28,438,664
Software - 1.9%
Blackbaud, Inc.	236,259	5,906,475
Moldflow Corp. (a)	174,100	2,184,955
Quality Systems, Inc.	37,800	1,604,232
		9,695,662
TOTAL INFORMATION TECHNOLOGY		137,667,578
Common Stocks - continued
	Shares	Value
MATERIALS - 5.9%
Metals & Mining - 5.9%
Allegheny Technologies, Inc. (d)	33,500	$ 2,637,455
Carpenter Technology Corp.	63,800	6,825,962
Meridian Gold, Inc. (a)	230,500	5,804,333
Oregon Steel Mills, Inc. (a)	106,600	5,799,040
Reliance Steel & Aluminum Co.	116,000	3,984,600
Titanium Metals Corp. (a)	199,800	5,890,104
		30,941,494
TELECOMMUNICATION SERVICES - 0.7%
Wireless Telecommunication Services - 0.7%
Dobson Communications Corp. Class A	456,400	3,541,664
UTILITIES - 0.8%
Multi-Utilities - 0.8%
CMS Energy Corp. (a)	283,600	4,222,804
TOTAL COMMON STOCKS (Cost $462,059,157)		508,289,081
Money Market Funds - 7.0%

Fidelity Cash Central Fund, 5.34% (b)	21,420,212	21,420,212
Fidelity Securities Lending Cash Central Fund, 5.35% (b)(c)	15,168,420	15,168,420
TOTAL MONEY MARKET FUNDS (Cost $36,588,632)		36,588,632
TOTAL INVESTMENT PORTFOLIO - 104.1% (Cost $498,647,789)		544,877,713
NET OTHER ASSETS - (4.1)%		(21,564,431)
NET ASSETS - 100%		$ 523,313,282
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 278,395
Fidelity Securities Lending Cash Central Fund	16,505
Total	$ 294,900
Income Tax Information

At October 31, 2006, the aggregate cost of investment securities for income tax purposes was $499,932,825. Net unrealized appreciation aggregated $44,944,888, of which $66,289,060 related to appreciated investment securities and $21,344,172 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Small Cap Value Fund

October 31, 2006

1.823236.101

SCV-QTLY-1206

Investments October 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value
CONSUMER DISCRETIONARY - 14.2%
Auto Components - 1.2%
Aftermarket Technology Corp. (a)	50,000	$ 939,500
Hawk Corp. Class A (a)	371,600	5,462,520
Spartan Motors, Inc.	344,210	7,149,242
		13,551,262
Distributors - 0.3%
Building Materials Holding Corp.	129,100	3,364,346
Hotels, Restaurants & Leisure - 2.8%
Cosi, Inc. (a)	99,700	433,695
Domino's Pizza, Inc.	275,000	7,474,500
Gaylord Entertainment Co. (a)	115,000	5,352,100
Isle of Capri Casinos, Inc. (a)(d)	439,500	11,031,450
Multimedia Games, Inc. (a)	61,000	572,790
Pinnacle Entertainment, Inc. (a)(d)	207,700	6,285,002
Vail Resorts, Inc. (a)	30,000	1,159,500
		32,309,037
Household Durables - 4.7%
Bassett Furniture Industries, Inc.	5,811	95,998
Ethan Allen Interiors, Inc.	225,300	8,025,186
Interface, Inc. Class A (a)	1,004,490	14,615,330
Jarden Corp. (a)(d)	645,000	23,207,100
Kimball International, Inc. Class B	160,000	3,976,000
Lenox Group, Inc. (a)	262,845	1,579,698
Ryland Group, Inc.	55,000	2,526,150
		54,025,462
Leisure Equipment & Products - 2.4%
JAKKS Pacific, Inc. (a)	65,000	1,409,850
RC2 Corp. (a)	569,555	25,732,495
		27,142,345
Specialty Retail - 1.9%
Asbury Automotive Group, Inc.	75,000	1,800,000
Citi Trends, Inc. (a)(d)	90,000	3,531,600
Genesco, Inc.	60,000	2,254,200
Gymboree Corp. (a)	85,000	3,949,100
Lithia Motors, Inc. Class A (sub. vtg.)	54,000	1,377,000
Sonic Automotive, Inc. Class A (sub. vtg.)	132,500	3,484,750
The Children's Place Retail Stores, Inc. (a)	67,500	4,737,825
		21,134,475
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.9%
Carter's, Inc. (a)	150,000	$ 4,234,500
Warnaco Group, Inc. (a)	290,000	6,159,600
		10,394,100
TOTAL CONSUMER DISCRETIONARY		161,921,027
CONSUMER STAPLES - 2.6%
Food & Staples Retailing - 0.1%
Performance Food Group Co. (a)	50,000	1,453,500
Food Products - 1.0%
Diamond Foods, Inc.	525,400	8,947,562
Hain Celestial Group, Inc. (a)	90,000	2,540,700
		11,488,262
Personal Products - 1.5%
Playtex Products, Inc. (a)	535,000	7,457,900
Prestige Brands Holdings, Inc. (a)	812,838	9,591,488
		17,049,388
TOTAL CONSUMER STAPLES		29,991,150
ENERGY - 8.5%
Energy Equipment & Services - 2.2%
Carbo Ceramics, Inc. (d)	43,500	1,465,950
Hornbeck Offshore Services, Inc. (a)	154,100	5,561,469
Oil States International, Inc. (a)	244,760	7,107,830
Superior Energy Services, Inc. (a)	255,000	7,981,500
W-H Energy Services, Inc. (a)	50,000	2,341,500
		24,458,249
Oil, Gas & Consumable Fuels - 6.3%
Alpha Natural Resources, Inc. (a)	107,400	1,708,734
Cabot Oil & Gas Corp.	145,000	7,671,950
Comstock Resources, Inc. (a)	240,300	6,704,370
Forest Oil Corp. (a)	140,300	4,579,392
Holly Corp.	57,400	2,729,944
Mariner Energy, Inc. (a)	530,000	10,504,600
Petroleum Development Corp. (a)	127,622	5,889,755
Southwestern Energy Co. (a)	60,000	2,134,800
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Tesoro Corp. (d)	413,800	$ 26,458,369
World Fuel Services Corp.	81,900	3,523,338
		71,905,252
TOTAL ENERGY		96,363,501
FINANCIALS - 27.5%
Capital Markets - 1.4%
American Capital Strategies Ltd. (d)	93,700	4,044,092
Piper Jaffray Companies (a)	50,000	3,457,500
TradeStation Group, Inc. (a)	510,000	7,981,500
		15,483,092
Commercial Banks - 6.1%
Boston Private Financial Holdings, Inc.	660,200	18,247,928
Cathay General Bancorp	270,220	9,309,079
Center Financial Corp., California	353,352	8,536,984
Colonial Bancgroup, Inc.	80,000	1,907,200
East West Bancorp, Inc.	28,800	1,051,488
First Bancorp, Puerto Rico	53,000	524,700
Hanmi Financial Corp.	245,040	5,236,505
Nara Bancorp, Inc.	208,270	3,957,130
Preferred Bank, Los Angeles California	66,900	3,918,333
South Financial Group, Inc.	175,900	4,666,627
UCBH Holdings, Inc.	150,000	2,571,000
Wintrust Financial Corp.	209,360	10,103,714
		70,030,688
Consumer Finance - 0.3%
Advanta Corp. Class B	50,000	1,962,000
CompuCredit Corp. (a)(d)	35,000	1,216,600
		3,178,600
Diversified Financial Services - 1.0%
Marlin Business Services Corp. (a)	470,779	10,879,703
Insurance - 14.4%
American Equity Investment Life Holding Co.	2,035,000	25,966,600
Aspen Insurance Holdings Ltd.	360,200	8,940,164
Delphi Financial Group, Inc. Class A	70,000	2,747,500
HCC Insurance Holdings, Inc.	175,920	5,921,467
IPC Holdings Ltd.	543,440	16,324,938
Max Re Capital Ltd.	75,000	1,746,000
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
National Financial Partners Corp. (d)	286,300	$ 11,280,220
Navigators Group, Inc. (a)	69,862	3,288,404
Ohio Casualty Corp.	100,500	2,756,715
Old Republic International Corp.	125,000	2,816,250
Philadelphia Consolidated Holdings Corp. (a)	99,140	3,878,357
Platinum Underwriters Holdings Ltd.	329,700	9,844,842
RLI Corp.	180,000	9,757,800
Tower Group, Inc.	100,000	3,535,000
United America Indemnity Ltd. Class A (a)	310,012	7,117,876
USI Holdings Corp. (a)	1,143,190	18,211,017
Willis Group Holdings Ltd.	195,000	7,415,850
Zenith National Insurance Corp.	494,000	22,980,880
		164,529,880
Real Estate Investment Trusts - 2.4%
Columbia Equity Trust, Inc.	130,000	2,230,800
Education Realty Trust, Inc.	176,300	2,727,361
Equity Lifestyle Properties, Inc.	75,100	3,700,177
Equity One, Inc.	155,000	3,893,600
GMH Communities Trust	314,100	4,387,977
Pennsylvania (REIT) (SBI)	245,000	10,559,500
		27,499,415
Real Estate Management & Development - 1.3%
Jones Lang LaSalle, Inc.	157,000	14,444,000
Thrifts & Mortgage Finance - 0.6%
BankAtlantic Bancorp, Inc. Class A (non-vtg.)	220,000	2,882,000
Doral Financial Corp.	100,000	460,000
Farmer Mac Class C (non-vtg.)	100,000	2,630,000
Fremont General Corp.	100,000	1,453,000
		7,425,000
TOTAL FINANCIALS		313,470,378
HEALTH CARE - 4.5%
Health Care Equipment & Supplies - 0.1%
PolyMedica Corp.	25,000	1,038,750
Health Care Providers & Services - 2.4%
Air Methods Corp. (a)	50,000	1,210,000
Odyssey Healthcare, Inc. (a)	325,000	4,306,250
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Omnicare, Inc.	432,000	$ 16,364,160
VistaCare, Inc. Class A (a)	470,841	5,890,221
		27,770,631
Health Care Technology - 1.1%
Per-Se Technologies, Inc. (a)	505,700	12,379,536
Life Sciences Tools & Services - 0.9%
ICON PLC sponsored ADR	288,720	10,359,274
TOTAL HEALTH CARE		51,548,191
INDUSTRIALS - 15.0%
Aerospace & Defense - 2.4%
AAR Corp. (a)	542,300	14,121,492
DRS Technologies, Inc.	159,000	7,030,980
Hexcel Corp. (a)	350,200	5,669,738
		26,822,210
Air Freight & Logistics - 1.3%
Forward Air Corp.	80,000	2,597,600
Hub Group, Inc. Class A	180,000	4,888,800
Park-Ohio Holdings Corp. (a)	511,490	7,135,286
		14,621,686
Airlines - 0.2%
AirTran Holdings, Inc. (a)(d)	235,000	2,342,950
Building Products - 1.3%
Insteel Industries, Inc. (d)	265,988	4,771,825
NCI Building Systems, Inc. (a)	162,700	9,737,595
		14,509,420
Commercial Services & Supplies - 2.3%
FTI Consulting, Inc. (a)	545,000	15,483,450
Navigant Consulting, Inc. (a)	125,000	2,226,250
Standard Parking Corp. (a)	71,684	2,492,453
Team, Inc. (a)	184,628	5,891,479
		26,093,632
Construction & Engineering - 0.9%
Shaw Group, Inc. (a)	393,000	10,438,080
Electrical Equipment - 1.2%
Belden CDT, Inc.	250,000	9,050,000
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
C&D Technologies, Inc.	285,000	$ 1,413,600
GrafTech International Ltd. (a)	510,000	3,085,500
		13,549,100
Machinery - 1.3%
Basin Water, Inc. (d)	63,500	529,590
Columbus McKinnon Corp. (NY Shares) (a)	60,000	1,320,600
Manitowoc Co., Inc.	171,520	9,413,018
Tennant Co.	137,200	3,793,580
		15,056,788
Road & Rail - 0.4%
Swift Transportation Co., Inc. (a)	115,000	2,892,250
YRC Worldwide, Inc. (a)	40,000	1,549,600
		4,441,850
Trading Companies & Distributors - 3.7%
Kaman Corp.	537,022	10,949,879
UAP Holding Corp.	900,980	22,551,529
WESCO International, Inc. (a)	138,000	9,007,260
		42,508,668
TOTAL INDUSTRIALS		170,384,384
INFORMATION TECHNOLOGY - 14.7%
Communications Equipment - 0.4%
ECI Telecom Ltd. (a)	150,000	1,113,000
MasTec, Inc. (a)	100,000	1,095,000
Powerwave Technologies, Inc. (a)	195,000	1,269,450
Redback Networks, Inc. (a)	34,300	542,626
		4,020,076
Computers & Peripherals - 0.5%
Komag, Inc. (a)	70,000	2,677,500
Neoware, Inc. (a)	100,000	1,197,000
Rackable Systems, Inc. (a)	50,000	1,550,500
		5,425,000
Electronic Equipment & Instruments - 6.9%
Amphenol Corp. Class A	20,000	1,358,000
Benchmark Electronics, Inc. (a)	167,900	4,457,745
CTS Corp.	190,000	2,682,800
Ingram Micro, Inc. Class A (a)	727,700	14,997,897
Insight Enterprises, Inc. (a)	680,600	14,626,094
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
KEMET Corp. (a)	1,124,700	$ 8,266,545
Mettler-Toledo International, Inc. (a)	113,700	7,805,505
Tektronix, Inc.	506,000	15,367,220
Vishay Intertechnology, Inc. (a)	627,491	8,464,854
		78,026,660
Internet Software & Services - 1.1%
j2 Global Communications, Inc. (a)	380,800	10,449,152
RealNetworks, Inc. (a)	125,000	1,372,500
webMethods, Inc. (a)	145,000	1,090,400
		12,912,052
IT Services - 1.9%
MPS Group, Inc. (a)	170,000	2,592,500
Ness Technologies, Inc. (a)	318,000	4,700,040
Telvent GIT SA (a)	1,081,000	14,571,880
		21,864,420
Semiconductors & Semiconductor Equipment - 2.4%
Applied Micro Circuits Corp. (a)	950,000	2,897,500
California Micro Devices Corp. (a)	575,000	2,472,500
Cirrus Logic, Inc. (a)	340,000	2,400,400
Intevac, Inc. (a)	691,000	14,289,880
MKS Instruments, Inc. (a)	123,900	2,682,435
Rudolph Technologies, Inc. (a)	165,244	2,918,209
		27,660,924
Software - 1.5%
Hyperion Solutions Corp. (a)	60,000	2,244,000
Moldflow Corp. (a)	427,898	5,370,120
Quest Software, Inc. (a)	595,000	8,764,350
Sonic Solutions, Inc. (a)	75,000	1,210,500
		17,588,970
TOTAL INFORMATION TECHNOLOGY		167,498,102
MATERIALS - 6.5%
Chemicals - 1.5%
Albemarle Corp.	68,300	4,441,549
Cytec Industries, Inc.	99,670	5,520,721
Georgia Gulf Corp.	230,800	4,936,812
Olin Corp.	125,000	2,162,500
		17,061,582
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - 0.2%
Smurfit-Stone Container Corp.	150,000	$ 1,599,000
Metals & Mining - 4.8%
Carpenter Technology Corp.	205,000	21,932,950
Compass Minerals International, Inc.	726,466	22,484,123
Meridian Gold, Inc. (a)	270,000	6,799,002
Titanium Metals Corp. (a)	120,000	3,537,600
		54,753,675
TOTAL MATERIALS		73,414,257
TELECOMMUNICATION SERVICES - 0.4%
Wireless Telecommunication Services - 0.4%
Syniverse Holdings, Inc. (a)	334,000	4,926,500
UTILITIES - 1.9%
Electric Utilities - 0.5%
ITC Holdings Corp.	149,900	5,324,448
Independent Power Producers & Energy Traders - 0.8%
Dynegy, Inc. Class A (a)	585,000	3,556,800
NRG Energy, Inc.	109,000	5,248,350
		8,805,150
Multi-Utilities - 0.6%
CMS Energy Corp. (a)	500,000	7,445,000
TOTAL UTILITIES		21,574,598
TOTAL COMMON STOCKS (Cost $988,464,893)		1,091,092,088
Money Market Funds - 5.9%
	Shares	Value
Fidelity Cash Central Fund, 5.34% (b)	47,214,947	$ 47,214,947
Fidelity Securities Lending Cash Central Fund, 5.35% (b)(c)	19,632,225	19,632,225
TOTAL MONEY MARKET FUNDS (Cost $66,847,172)		66,847,172
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $1,055,312,065)		1,157,939,260
NET OTHER ASSETS - (1.7)%		(19,337,457)
NET ASSETS - 100%		$ 1,138,601,803
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 488,903
Fidelity Securities Lending Cash Central Fund	27,081
Total	$ 515,984
Income Tax Information

At October 31, 2006, the aggregate cost of investment securities for income tax purposes was $1,055,703,901. Net unrealized appreciation aggregated $102,235,359, of which $142,659,548 related to appreciated investment securities and $40,424,189 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor
Small Cap Value Fund
Class A
Class T
Class B
Class C
Institutional Class

Class A, Class T, Class B, Class C
and Institutional Class are classes of
Fidelity® Small Cap Value Fund.

October 31, 2006

1.824309.101

ASCV-QTLY-1206

Investments October 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value
CONSUMER DISCRETIONARY - 14.2%
Auto Components - 1.2%
Aftermarket Technology Corp. (a)	50,000	$ 939,500
Hawk Corp. Class A (a)	371,600	5,462,520
Spartan Motors, Inc.	344,210	7,149,242
		13,551,262
Distributors - 0.3%
Building Materials Holding Corp.	129,100	3,364,346
Hotels, Restaurants & Leisure - 2.8%
Cosi, Inc. (a)	99,700	433,695
Domino's Pizza, Inc.	275,000	7,474,500
Gaylord Entertainment Co. (a)	115,000	5,352,100
Isle of Capri Casinos, Inc. (a)(d)	439,500	11,031,450
Multimedia Games, Inc. (a)	61,000	572,790
Pinnacle Entertainment, Inc. (a)(d)	207,700	6,285,002
Vail Resorts, Inc. (a)	30,000	1,159,500
		32,309,037
Household Durables - 4.7%
Bassett Furniture Industries, Inc.	5,811	95,998
Ethan Allen Interiors, Inc.	225,300	8,025,186
Interface, Inc. Class A (a)	1,004,490	14,615,330
Jarden Corp. (a)(d)	645,000	23,207,100
Kimball International, Inc. Class B	160,000	3,976,000
Lenox Group, Inc. (a)	262,845	1,579,698
Ryland Group, Inc.	55,000	2,526,150
		54,025,462
Leisure Equipment & Products - 2.4%
JAKKS Pacific, Inc. (a)	65,000	1,409,850
RC2 Corp. (a)	569,555	25,732,495
		27,142,345
Specialty Retail - 1.9%
Asbury Automotive Group, Inc.	75,000	1,800,000
Citi Trends, Inc. (a)(d)	90,000	3,531,600
Genesco, Inc.	60,000	2,254,200
Gymboree Corp. (a)	85,000	3,949,100
Lithia Motors, Inc. Class A (sub. vtg.)	54,000	1,377,000
Sonic Automotive, Inc. Class A (sub. vtg.)	132,500	3,484,750
The Children's Place Retail Stores, Inc. (a)	67,500	4,737,825
		21,134,475
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.9%
Carter's, Inc. (a)	150,000	$ 4,234,500
Warnaco Group, Inc. (a)	290,000	6,159,600
		10,394,100
TOTAL CONSUMER DISCRETIONARY		161,921,027
CONSUMER STAPLES - 2.6%
Food & Staples Retailing - 0.1%
Performance Food Group Co. (a)	50,000	1,453,500
Food Products - 1.0%
Diamond Foods, Inc.	525,400	8,947,562
Hain Celestial Group, Inc. (a)	90,000	2,540,700
		11,488,262
Personal Products - 1.5%
Playtex Products, Inc. (a)	535,000	7,457,900
Prestige Brands Holdings, Inc. (a)	812,838	9,591,488
		17,049,388
TOTAL CONSUMER STAPLES		29,991,150
ENERGY - 8.5%
Energy Equipment & Services - 2.2%
Carbo Ceramics, Inc. (d)	43,500	1,465,950
Hornbeck Offshore Services, Inc. (a)	154,100	5,561,469
Oil States International, Inc. (a)	244,760	7,107,830
Superior Energy Services, Inc. (a)	255,000	7,981,500
W-H Energy Services, Inc. (a)	50,000	2,341,500
		24,458,249
Oil, Gas & Consumable Fuels - 6.3%
Alpha Natural Resources, Inc. (a)	107,400	1,708,734
Cabot Oil & Gas Corp.	145,000	7,671,950
Comstock Resources, Inc. (a)	240,300	6,704,370
Forest Oil Corp. (a)	140,300	4,579,392
Holly Corp.	57,400	2,729,944
Mariner Energy, Inc. (a)	530,000	10,504,600
Petroleum Development Corp. (a)	127,622	5,889,755
Southwestern Energy Co. (a)	60,000	2,134,800
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Tesoro Corp. (d)	413,800	$ 26,458,369
World Fuel Services Corp.	81,900	3,523,338
		71,905,252
TOTAL ENERGY		96,363,501
FINANCIALS - 27.5%
Capital Markets - 1.4%
American Capital Strategies Ltd. (d)	93,700	4,044,092
Piper Jaffray Companies (a)	50,000	3,457,500
TradeStation Group, Inc. (a)	510,000	7,981,500
		15,483,092
Commercial Banks - 6.1%
Boston Private Financial Holdings, Inc.	660,200	18,247,928
Cathay General Bancorp	270,220	9,309,079
Center Financial Corp., California	353,352	8,536,984
Colonial Bancgroup, Inc.	80,000	1,907,200
East West Bancorp, Inc.	28,800	1,051,488
First Bancorp, Puerto Rico	53,000	524,700
Hanmi Financial Corp.	245,040	5,236,505
Nara Bancorp, Inc.	208,270	3,957,130
Preferred Bank, Los Angeles California	66,900	3,918,333
South Financial Group, Inc.	175,900	4,666,627
UCBH Holdings, Inc.	150,000	2,571,000
Wintrust Financial Corp.	209,360	10,103,714
		70,030,688
Consumer Finance - 0.3%
Advanta Corp. Class B	50,000	1,962,000
CompuCredit Corp. (a)(d)	35,000	1,216,600
		3,178,600
Diversified Financial Services - 1.0%
Marlin Business Services Corp. (a)	470,779	10,879,703
Insurance - 14.4%
American Equity Investment Life Holding Co.	2,035,000	25,966,600
Aspen Insurance Holdings Ltd.	360,200	8,940,164
Delphi Financial Group, Inc. Class A	70,000	2,747,500
HCC Insurance Holdings, Inc.	175,920	5,921,467
IPC Holdings Ltd.	543,440	16,324,938
Max Re Capital Ltd.	75,000	1,746,000
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
National Financial Partners Corp. (d)	286,300	$ 11,280,220
Navigators Group, Inc. (a)	69,862	3,288,404
Ohio Casualty Corp.	100,500	2,756,715
Old Republic International Corp.	125,000	2,816,250
Philadelphia Consolidated Holdings Corp. (a)	99,140	3,878,357
Platinum Underwriters Holdings Ltd.	329,700	9,844,842
RLI Corp.	180,000	9,757,800
Tower Group, Inc.	100,000	3,535,000
United America Indemnity Ltd. Class A (a)	310,012	7,117,876
USI Holdings Corp. (a)	1,143,190	18,211,017
Willis Group Holdings Ltd.	195,000	7,415,850
Zenith National Insurance Corp.	494,000	22,980,880
		164,529,880
Real Estate Investment Trusts - 2.4%
Columbia Equity Trust, Inc.	130,000	2,230,800
Education Realty Trust, Inc.	176,300	2,727,361
Equity Lifestyle Properties, Inc.	75,100	3,700,177
Equity One, Inc.	155,000	3,893,600
GMH Communities Trust	314,100	4,387,977
Pennsylvania (REIT) (SBI)	245,000	10,559,500
		27,499,415
Real Estate Management & Development - 1.3%
Jones Lang LaSalle, Inc.	157,000	14,444,000
Thrifts & Mortgage Finance - 0.6%
BankAtlantic Bancorp, Inc. Class A (non-vtg.)	220,000	2,882,000
Doral Financial Corp.	100,000	460,000
Farmer Mac Class C (non-vtg.)	100,000	2,630,000
Fremont General Corp.	100,000	1,453,000
		7,425,000
TOTAL FINANCIALS		313,470,378
HEALTH CARE - 4.5%
Health Care Equipment & Supplies - 0.1%
PolyMedica Corp.	25,000	1,038,750
Health Care Providers & Services - 2.4%
Air Methods Corp. (a)	50,000	1,210,000
Odyssey Healthcare, Inc. (a)	325,000	4,306,250
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Omnicare, Inc.	432,000	$ 16,364,160
VistaCare, Inc. Class A (a)	470,841	5,890,221
		27,770,631
Health Care Technology - 1.1%
Per-Se Technologies, Inc. (a)	505,700	12,379,536
Life Sciences Tools & Services - 0.9%
ICON PLC sponsored ADR	288,720	10,359,274
TOTAL HEALTH CARE		51,548,191
INDUSTRIALS - 15.0%
Aerospace & Defense - 2.4%
AAR Corp. (a)	542,300	14,121,492
DRS Technologies, Inc.	159,000	7,030,980
Hexcel Corp. (a)	350,200	5,669,738
		26,822,210
Air Freight & Logistics - 1.3%
Forward Air Corp.	80,000	2,597,600
Hub Group, Inc. Class A	180,000	4,888,800
Park-Ohio Holdings Corp. (a)	511,490	7,135,286
		14,621,686
Airlines - 0.2%
AirTran Holdings, Inc. (a)(d)	235,000	2,342,950
Building Products - 1.3%
Insteel Industries, Inc. (d)	265,988	4,771,825
NCI Building Systems, Inc. (a)	162,700	9,737,595
		14,509,420
Commercial Services & Supplies - 2.3%
FTI Consulting, Inc. (a)	545,000	15,483,450
Navigant Consulting, Inc. (a)	125,000	2,226,250
Standard Parking Corp. (a)	71,684	2,492,453
Team, Inc. (a)	184,628	5,891,479
		26,093,632
Construction & Engineering - 0.9%
Shaw Group, Inc. (a)	393,000	10,438,080
Electrical Equipment - 1.2%
Belden CDT, Inc.	250,000	9,050,000
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
C&D Technologies, Inc.	285,000	$ 1,413,600
GrafTech International Ltd. (a)	510,000	3,085,500
		13,549,100
Machinery - 1.3%
Basin Water, Inc. (d)	63,500	529,590
Columbus McKinnon Corp. (NY Shares) (a)	60,000	1,320,600
Manitowoc Co., Inc.	171,520	9,413,018
Tennant Co.	137,200	3,793,580
		15,056,788
Road & Rail - 0.4%
Swift Transportation Co., Inc. (a)	115,000	2,892,250
YRC Worldwide, Inc. (a)	40,000	1,549,600
		4,441,850
Trading Companies & Distributors - 3.7%
Kaman Corp.	537,022	10,949,879
UAP Holding Corp.	900,980	22,551,529
WESCO International, Inc. (a)	138,000	9,007,260
		42,508,668
TOTAL INDUSTRIALS		170,384,384
INFORMATION TECHNOLOGY - 14.7%
Communications Equipment - 0.4%
ECI Telecom Ltd. (a)	150,000	1,113,000
MasTec, Inc. (a)	100,000	1,095,000
Powerwave Technologies, Inc. (a)	195,000	1,269,450
Redback Networks, Inc. (a)	34,300	542,626
		4,020,076
Computers & Peripherals - 0.5%
Komag, Inc. (a)	70,000	2,677,500
Neoware, Inc. (a)	100,000	1,197,000
Rackable Systems, Inc. (a)	50,000	1,550,500
		5,425,000
Electronic Equipment & Instruments - 6.9%
Amphenol Corp. Class A	20,000	1,358,000
Benchmark Electronics, Inc. (a)	167,900	4,457,745
CTS Corp.	190,000	2,682,800
Ingram Micro, Inc. Class A (a)	727,700	14,997,897
Insight Enterprises, Inc. (a)	680,600	14,626,094
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
KEMET Corp. (a)	1,124,700	$ 8,266,545
Mettler-Toledo International, Inc. (a)	113,700	7,805,505
Tektronix, Inc.	506,000	15,367,220
Vishay Intertechnology, Inc. (a)	627,491	8,464,854
		78,026,660
Internet Software & Services - 1.1%
j2 Global Communications, Inc. (a)	380,800	10,449,152
RealNetworks, Inc. (a)	125,000	1,372,500
webMethods, Inc. (a)	145,000	1,090,400
		12,912,052
IT Services - 1.9%
MPS Group, Inc. (a)	170,000	2,592,500
Ness Technologies, Inc. (a)	318,000	4,700,040
Telvent GIT SA (a)	1,081,000	14,571,880
		21,864,420
Semiconductors & Semiconductor Equipment - 2.4%
Applied Micro Circuits Corp. (a)	950,000	2,897,500
California Micro Devices Corp. (a)	575,000	2,472,500
Cirrus Logic, Inc. (a)	340,000	2,400,400
Intevac, Inc. (a)	691,000	14,289,880
MKS Instruments, Inc. (a)	123,900	2,682,435
Rudolph Technologies, Inc. (a)	165,244	2,918,209
		27,660,924
Software - 1.5%
Hyperion Solutions Corp. (a)	60,000	2,244,000
Moldflow Corp. (a)	427,898	5,370,120
Quest Software, Inc. (a)	595,000	8,764,350
Sonic Solutions, Inc. (a)	75,000	1,210,500
		17,588,970
TOTAL INFORMATION TECHNOLOGY		167,498,102
MATERIALS - 6.5%
Chemicals - 1.5%
Albemarle Corp.	68,300	4,441,549
Cytec Industries, Inc.	99,670	5,520,721
Georgia Gulf Corp.	230,800	4,936,812
Olin Corp.	125,000	2,162,500
		17,061,582
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - 0.2%
Smurfit-Stone Container Corp.	150,000	$ 1,599,000
Metals & Mining - 4.8%
Carpenter Technology Corp.	205,000	21,932,950
Compass Minerals International, Inc.	726,466	22,484,123
Meridian Gold, Inc. (a)	270,000	6,799,002
Titanium Metals Corp. (a)	120,000	3,537,600
		54,753,675
TOTAL MATERIALS		73,414,257
TELECOMMUNICATION SERVICES - 0.4%
Wireless Telecommunication Services - 0.4%
Syniverse Holdings, Inc. (a)	334,000	4,926,500
UTILITIES - 1.9%
Electric Utilities - 0.5%
ITC Holdings Corp.	149,900	5,324,448
Independent Power Producers & Energy Traders - 0.8%
Dynegy, Inc. Class A (a)	585,000	3,556,800
NRG Energy, Inc.	109,000	5,248,350
		8,805,150
Multi-Utilities - 0.6%
CMS Energy Corp. (a)	500,000	7,445,000
TOTAL UTILITIES		21,574,598
TOTAL COMMON STOCKS (Cost $988,464,893)		1,091,092,088
Money Market Funds - 5.9%
	Shares	Value
Fidelity Cash Central Fund, 5.34% (b)	47,214,947	$ 47,214,947
Fidelity Securities Lending Cash Central Fund, 5.35% (b)(c)	19,632,225	19,632,225
TOTAL MONEY MARKET FUNDS (Cost $66,847,172)		66,847,172
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $1,055,312,065)		1,157,939,260
NET OTHER ASSETS - (1.7)%		(19,337,457)
NET ASSETS - 100%		$ 1,138,601,803
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 488,903
Fidelity Securities Lending Cash Central Fund	27,081
Total	$ 515,984
Income Tax Information

At October 31, 2006, the aggregate cost of investment securities for income tax purposes was $1,055,703,901. Net unrealized appreciation aggregated $102,235,359, of which $142,659,548 related to appreciated investment securities and $40,424,189 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Securities Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Securities Fund

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	December 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	December 20, 2006
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	December 20, 2006